UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1: Schedule of Investments

Vanguard Tax-Managed Growth and Income Fund

Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.9%)
	McDonald's Corp.	202,547	19,870
	Walt Disney Co.	356,398	15,603
	Home Depot Inc.	306,514	15,421
	Comcast Corp. Class A	502,268	15,073
*	Amazon.com Inc.	72,385	14,659
	Ford Motor Co.	755,196	9,432
	News Corp. Class A	427,654	8,420
	Starbucks Corp.	149,726	8,368
	NIKE Inc. Class B	72,874	7,902
	Target Corp.	133,636	7,787
	Lowe's Cos. Inc.	246,531	7,736
	Time Warner Inc.	192,611	7,271
*	priceline.com Inc.	9,903	7,105
*	DIRECTV Class A	134,354	6,629
	Yum! Brands Inc.	91,584	6,519
	TJX Cos. Inc.	149,942	5,954
	Viacom Inc. Class B	107,303	5,093
	Time Warner Cable Inc.	62,307	5,078
	Coach Inc.	57,163	4,418
	Johnson Controls Inc.	135,422	4,398
	CBS Corp. Class B	129,128	4,379
	Macy's Inc.	82,286	3,269
*	Bed Bath & Beyond Inc.	46,964	3,089
	Carnival Corp.	89,840	2,882
	Omnicom Group Inc.	54,375	2,754
	McGraw-Hill Cos. Inc.	55,169	2,674
	Ross Stores Inc.	45,286	2,631
*	Discovery Communications Inc. Class A	51,300	2,596
*	Chipotle Mexican Grill Inc. Class A	6,198	2,591
	VF Corp.	17,442	2,546
	Kohl's Corp.	50,213	2,512
	Limited Brands Inc.	48,868	2,346
*	O'Reilly Automotive Inc.	25,368	2,317
	Mattel Inc.	67,546	2,274
	Ralph Lauren Corp. Class A	12,935	2,255
	Staples Inc.	138,560	2,242
*	Dollar Tree Inc.	23,558	2,226
	Harley-Davidson Inc.	45,327	2,225
	Starwood Hotels & Resorts Worldwide Inc.	39,011	2,201
	Marriott International Inc. Class A	53,224	2,014
*	AutoZone Inc.	5,412	2,012
	Wynn Resorts Ltd.	15,893	1,985
	Genuine Parts Co.	30,898	1,939
*	BorgWarner Inc.	21,701	1,830
	Nordstrom Inc.	31,636	1,763
	Tiffany & Co.	25,203	1,742
	Gap Inc.	65,910	1,723
*	CarMax Inc.	44,891	1,555
	Family Dollar Stores Inc.	23,356	1,478

Wyndham Worldwide Corp.	28,996	1,349
Best Buy Co. Inc.	56,378	1,335
Darden Restaurants Inc.	25,511	1,305
* Netflix Inc.	11,099	1,277
Whirlpool Corp.	15,273	1,174
Newell Rubbermaid Inc.	57,789	1,029
JC Penney Co. Inc.	28,875	1,023
Interpublic Group of Cos. Inc.	88,609	1,011
Comcast Corp.	33,914	1,001
International Game Technology	58,978	990
H&R Block Inc.	58,383	962
Scripps Networks Interactive Inc. Class A	18,881	919
Lennar Corp. Class A	32,369	880
* Apollo Group Inc. Class A	22,305	862
Abercrombie & Fitch Co.	17,128	850
Hasbro Inc.	23,105	848
DR Horton Inc.	55,355	840
Gannett Co. Inc.	47,625	730
* TripAdvisor Inc.	18,913	675
Harman International Industries Inc.	13,781	645
* Urban Outfitters Inc.	22,040	642
Cablevision Systems Corp. Class A	43,668	641
Expedia Inc.	18,913	632
Leggett & Platt Inc.	27,481	632
GameStop Corp. Class A	27,421	599
* PulteGroup Inc.	66,207	586
* Big Lots Inc.	12,856	553
* Goodyear Tire & Rubber Co.	48,343	542
* Sears Holdings Corp.	7,688	509
DeVry Inc.	11,989	406
Washington Post Co. Class B	960	359
* AutoNation Inc.	8,849	304
		276,896
Consumer Staples (10.8%)
Procter & Gamble Co.	547,570	36,802
Coca-Cola Co.	449,935	33,300
Philip Morris International Inc.	342,307	30,332
Wal-Mart Stores Inc.	347,262	21,252
PepsiCo Inc.	312,342	20,724
Kraft Foods Inc.	351,634	13,366
Altria Group Inc.	406,723	12,556
CVS Caremark Corp.	259,041	11,605
Colgate-Palmolive Co.	95,241	9,313
Costco Wholesale Corp.	86,575	7,861
Walgreen Co.	173,528	5,811
Kimberly-Clark Corp.	78,349	5,789
General Mills Inc.	128,114	5,054
Archer-Daniels-Midland Co.	131,424	4,161
Sysco Corp.	116,070	3,466
HJ Heinz Co.	63,676	3,410
Lorillard Inc.	26,156	3,387
Mead Johnson Nutrition Co.	40,612	3,350
Estee Lauder Cos. Inc. Class A	44,814	2,776
Kroger Co.	114,177	2,766
Reynolds American Inc.	66,300	2,747
Whole Foods Market Inc.	32,314	2,688
Kellogg Co.	49,093	2,633

Sara Lee Corp.	117,728	2,535
ConAgra Foods Inc.	82,247	2,160
Hershey Co.	30,335	1,860
JM Smucker Co.	22,628	1,841
Beam Inc.	31,220	1,829
Clorox Co.	25,728	1,769
Coca-Cola Enterprises Inc.	59,660	1,706
Dr Pepper Snapple Group Inc.	41,918	1,685
Avon Products Inc.	85,543	1,656
Brown-Forman Corp. Class B	19,650	1,639
McCormick & Co. Inc.	26,343	1,434
Molson Coors Brewing Co. Class B	31,110	1,408
Campbell Soup Co.	35,630	1,206
Tyson Foods Inc. Class A	58,131	1,113
Safeway Inc.	53,110	1,073
* Constellation Brands Inc. Class A	34,515	814
Hormel Foods Corp.	27,400	809
* Dean Foods Co.	36,100	437
SUPERVALU Inc.	42,646	243
		272,366
Energy (11.2%)
Exxon Mobil Corp.	936,933	81,260
Chevron Corp.	393,027	42,148
ConocoPhillips	254,476	19,343
Schlumberger Ltd.	265,260	18,550
Occidental Petroleum Corp.	161,313	15,362
Anadarko Petroleum Corp.	99,088	7,763
Apache Corp.	76,447	7,678
National Oilwell Varco Inc.	84,416	6,709
Halliburton Co.	183,411	6,087
EOG Resources Inc.	53,529	5,947
Devon Energy Corp.	80,371	5,716
El Paso Corp.	153,620	4,539
Marathon Oil Corp.	140,048	4,439
Spectra Energy Corp.	129,471	4,085
Baker Hughes Inc.	87,140	3,655
Williams Cos. Inc.	117,755	3,628
Hess Corp.	60,211	3,549
Noble Energy Inc.	35,205	3,442
Chesapeake Energy Corp.	131,835	3,055
Marathon Petroleum Corp.	69,024	2,993
Valero Energy Corp.	110,660	2,852
Pioneer Natural Resources Co.	24,570	2,742
* Cameron International Corp.	49,075	2,593
* FMC Technologies Inc.	47,556	2,398
Murphy Oil Corp.	38,366	2,159
* Southwestern Energy Co.	69,553	2,128
Noble Corp.	50,151	1,879
Range Resources Corp.	31,486	1,831
Peabody Energy Corp.	54,220	1,570
Consol Energy Inc.	45,089	1,538
EQT Corp.	29,604	1,427
* Denbury Resources Inc.	77,492	1,413
Cabot Oil & Gas Corp.	41,438	1,292
Helmerich & Payne Inc.	21,287	1,148
QEP Resources Inc.	35,068	1,070
* Nabors Industries Ltd.	56,906	995

Diamond Offshore Drilling Inc.	13,711	915
* Newfield Exploration Co.	26,311	912
* Rowan Cos. Inc.	24,786	816
Sunoco Inc.	21,088	804
* Tesoro Corp.	27,484	738
* WPX Energy Inc.	39,218	706
* Alpha Natural Resources Inc.	43,709	665
		284,539
Financials (14.9%)
Wells Fargo & Co.	1,048,380	35,792
JPMorgan Chase & Co.	758,907	34,895
* Berkshire Hathaway Inc. Class B	315,099	25,570
Citigroup Inc.	582,262	21,282
Bank of America Corp.	2,133,745	20,420
Goldman Sachs Group Inc.	98,404	12,238
US Bancorp	380,004	12,039
American Express Co.	201,798	11,676
Simon Property Group Inc.	60,982	8,884
MetLife Inc.	210,745	7,871
PNC Financial Services Group Inc.	104,880	6,764
Capital One Financial Corp.	109,986	6,131
Morgan Stanley	302,738	5,946
Prudential Financial Inc.	93,396	5,920
Bank of New York Mellon Corp.	239,623	5,782
* American Tower Corporation	78,279	4,933
ACE Ltd.	67,000	4,904
Travelers Cos. Inc.	78,089	4,623
State Street Corp.	96,850	4,407
BB&T Corp.	138,683	4,353
Aflac Inc.	92,939	4,274
BlackRock Inc.	20,053	4,109
Public Storage	28,289	3,909
CME Group Inc.	13,222	3,825
Equity Residential	59,695	3,738
Chubb Corp.	53,776	3,716
Marsh & McLennan Cos. Inc.	108,000	3,541
Franklin Resources Inc.	28,426	3,526
Discover Financial Services	105,278	3,510
* American International Group Inc.	106,772	3,292
ProLogis Inc.	91,370	3,291
T. Rowe Price Group Inc.	50,370	3,289
Ventas Inc.	57,458	3,281
Allstate Corp.	98,976	3,258
HCP Inc.	81,540	3,218
Aon Corp.	64,639	3,171
Boston Properties Inc.	29,583	3,106
Vornado Realty Trust	36,857	3,103
Charles Schwab Corp.	215,043	3,090
Progressive Corp.	121,993	2,828
* Berkshire Hathaway Inc. Class A	23	2,804
AvalonBay Communities Inc.	18,843	2,663
Fifth Third Bancorp	183,119	2,573
SunTrust Banks Inc.	105,499	2,550
Ameriprise Financial Inc.	44,042	2,516
Loews Corp.	60,557	2,414
Invesco Ltd.	88,616	2,363
Weyerhaeuser Co.	106,573	2,336

Host Hotels & Resorts Inc.	140,342	2,304
Health Care REIT Inc.	41,866	2,301
Northern Trust Corp.	48,048	2,280
M&T Bank Corp.	25,209	2,190
* IntercontinentalExchange Inc.	14,414	1,981
Regions Financial Corp.	280,713	1,850
Hartford Financial Services Group Inc.	87,129	1,837
Principal Financial Group Inc.	59,618	1,759
Moody's Corp.	39,140	1,648
KeyCorp	189,260	1,609
SLM Corp.	101,204	1,595
Kimco Realty Corp.	80,823	1,557
NYSE Euronext	51,137	1,535
Lincoln National Corp.	57,825	1,524
Unum Group	57,825	1,416
XL Group plc Class A	63,326	1,374
Plum Creek Timber Co. Inc.	31,915	1,326
* CBRE Group Inc. Class A	64,621	1,290
Comerica Inc.	39,393	1,275
Cincinnati Financial Corp.	32,195	1,111
Huntington Bancshares Inc.	171,123	1,104
Leucadia National Corp.	39,294	1,026
Torchmark Corp.	20,199	1,007
People's United Financial Inc.	71,932	952
* Genworth Financial Inc. Class A	97,134	808
Zions Bancorporation	36,340	780
Hudson City Bancorp Inc.	104,119	761
Assurant Inc.	17,309	701
Legg Mason Inc.	24,636	688
* NASDAQ OMX Group Inc.	25,195	653
Apartment Investment & Management Co.	23,892	631
* E*Trade Financial Corp.	50,359	551
First Horizon National Corp.	51,824	538
Federated Investors Inc. Class B	18,495	414
		378,100
Health Care (11.4%)
Johnson & Johnson	545,759	35,998
Pfizer Inc.	1,498,698	33,960
Merck & Co. Inc.	605,175	23,239
Abbott Laboratories	312,643	19,162
UnitedHealth Group Inc.	207,817	12,249
Bristol-Myers Squibb Co.	335,366	11,319
Amgen Inc.	157,400	10,702
Eli Lilly & Co.	202,915	8,171
Medtronic Inc.	206,734	8,102
* Gilead Sciences Inc.	150,514	7,353
* Celgene Corp.	87,185	6,759
Baxter International Inc.	111,521	6,667
* Biogen Idec Inc.	47,560	5,991
Allergan Inc.	60,548	5,778
* Medco Health Solutions Inc.	77,175	5,425
Covidien plc	96,100	5,255
* Express Scripts Inc.	96,265	5,216
WellPoint Inc.	66,415	4,901
McKesson Corp.	48,935	4,295
* Intuitive Surgical Inc.	7,817	4,235
Thermo Fisher Scientific Inc.	72,617	4,094

Stryker Corp.	64,513	3,579
Aetna Inc.	69,578	3,490
Becton Dickinson and Co.	41,738	3,241
Agilent Technologies Inc.	69,247	3,082
Humana Inc.	32,662	3,021
Cardinal Health Inc.	68,459	2,951
St. Jude Medical Inc.	63,808	2,827
Cigna Corp.	57,088	2,812
Zimmer Holdings Inc.	35,418	2,277
* Cerner Corp.	28,938	2,204
AmerisourceBergen Corp. Class A	51,224	2,032
* Mylan Inc.	84,719	1,987
Perrigo Co.	18,602	1,922
Quest Diagnostics Inc.	31,342	1,916
* Forest Laboratories Inc.	52,827	1,832
* Laboratory Corp. of America Holdings	19,268	1,764
* Life Technologies Corp.	35,382	1,727
* Boston Scientific Corp.	288,316	1,724
* Watson Pharmaceuticals Inc.	25,177	1,688
* DaVita Inc.	18,513	1,669
* Edwards Lifesciences Corp.	22,943	1,669
* Waters Corp.	17,758	1,645
CR Bard Inc.	16,629	1,642
* Varian Medical Systems Inc.	22,549	1,555
* Hospira Inc.	32,754	1,225
* CareFusion Corp.	44,489	1,154
DENTSPLY International Inc.	28,053	1,126
Coventry Health Care Inc.	27,980	995
PerkinElmer Inc.	22,637	626
Patterson Cos. Inc.	17,440	582
* Tenet Healthcare Corp.	81,317	432
		289,267
Industrials (10.6%)
General Electric Co.	2,103,574	42,219
United Parcel Service Inc. Class B	190,684	15,392
United Technologies Corp.	181,000	15,012
Caterpillar Inc.	128,839	13,724
3M Co.	137,943	12,306
Boeing Co.	148,346	11,032
Union Pacific Corp.	95,540	10,269
Honeywell International Inc.	154,061	9,405
Emerson Electric Co.	146,104	7,624
Deere & Co.	79,756	6,452
Danaher Corp.	113,688	6,367
FedEx Corp.	62,397	5,738
Illinois Tool Works Inc.	96,161	5,493
General Dynamics Corp.	70,944	5,206
Tyco International Ltd.	91,772	5,156
Precision Castparts Corp.	28,865	4,991
Lockheed Martin Corp.	52,999	4,762
Cummins Inc.	38,244	4,591
CSX Corp.	209,107	4,500
Norfolk Southern Corp.	65,506	4,312
Raytheon Co.	67,482	3,562
PACCAR Inc.	70,839	3,317
Eaton Corp.	66,558	3,317
Waste Management Inc.	91,834	3,211

Fastenal Co.	58,782	3,180
Goodrich Corp.	25,068	3,145
Northrop Grumman Corp.	50,170	3,064
WW Grainger Inc.	12,123	2,604
Stanley Black & Decker Inc.	33,811	2,602
Parker Hannifin Corp.	29,890	2,527
Ingersoll-Rand plc	59,000	2,440
Dover Corp.	36,406	2,291
Rockwell Automation Inc.	28,303	2,256
CH Robinson Worldwide Inc.	32,612	2,136
Cooper Industries plc	31,600	2,021
Fluor Corp.	33,590	2,017
Expeditors International of Washington Inc.	42,123	1,959
Roper Industries Inc.	19,340	1,918
Republic Services Inc. Class A	62,156	1,899
Rockwell Collins Inc.	29,414	1,693
Textron Inc.	55,708	1,550
Joy Global Inc.	21,089	1,550
* Stericycle Inc.	16,864	1,410
L-3 Communications Holdings Inc.	19,577	1,385
Pall Corp.	22,895	1,365
Southwest Airlines Co.	154,136	1,270
Flowserve Corp.	10,768	1,244
* Jacobs Engineering Group Inc.	25,445	1,129
Equifax Inc.	23,967	1,061
Xylem Inc.	36,801	1,021
Iron Mountain Inc.	33,955	978
Masco Corp.	70,719	946
* Quanta Services Inc.	41,969	877
Robert Half International Inc.	28,401	861
Cintas Corp.	21,802	853
Dun & Bradstreet Corp.	9,596	813
Snap-on Inc.	11,467	699
Pitney Bowes Inc.	39,381	692
Avery Dennison Corp.	20,787	626
Ryder System Inc.	10,104	533
RR Donnelley & Sons Co.	35,168	436
		267,009
Information Technology (20.5%)
* Apple Inc.	185,350	111,112
International Business Machines Corp.	230,332	48,059
Microsoft Corp.	1,484,623	47,879
* Google Inc. Class A	50,417	32,329
Intel Corp.	993,268	27,921
QUALCOMM Inc.	336,313	22,876
Oracle Corp.	779,373	22,727
Cisco Systems Inc.	1,070,795	22,647
* EMC Corp.	408,201	12,197
Visa Inc. Class A	98,948	11,676
Hewlett-Packard Co.	392,974	9,365
Mastercard Inc. Class A	21,134	8,888
* eBay Inc.	227,407	8,389
Accenture plc Class A	128,634	8,297
Texas Instruments Inc.	227,548	7,648
Automatic Data Processing Inc.	97,546	5,384
* Dell Inc.	303,772	5,043
* Cognizant Technology Solutions Corp. Class A	60,360	4,645

Corning Inc.	302,290	4,256
* Salesforce.com Inc.	27,023	4,175
Broadcom Corp. Class A	97,495	3,832
* Yahoo! Inc.	241,151	3,670
Intuit Inc.	58,694	3,529
* Adobe Systems Inc.	98,130	3,367
* NetApp Inc.	72,218	3,233
Applied Materials Inc.	255,895	3,183
TE Connectivity Ltd.	84,700	3,113
Motorola Solutions Inc.	58,468	2,972
* Citrix Systems Inc.	36,903	2,912
* Symantec Corp.	144,852	2,709
Altera Corp.	64,221	2,557
Analog Devices Inc.	59,147	2,390
* SanDisk Corp.	48,185	2,389
* Juniper Networks Inc.	104,283	2,386
* Red Hat Inc.	38,327	2,295
* Teradata Corp.	33,159	2,260
Western Union Co.	122,822	2,162
Xerox Corp.	264,620	2,138
* F5 Networks Inc.	15,794	2,132
* Motorola Mobility Holdings Inc.	52,309	2,053
CA Inc.	72,285	1,992
Paychex Inc.	63,825	1,978
Amphenol Corp. Class A	32,363	1,934
* Western Digital Corp.	46,424	1,921
* Fiserv Inc.	27,467	1,906
* Autodesk Inc.	45,033	1,906
Xilinx Inc.	52,136	1,899
* NVIDIA Corp.	121,281	1,867
KLA-Tencor Corp.	33,159	1,805
* Micron Technology Inc.	195,159	1,581
Fidelity National Information Services Inc.	46,541	1,541
Linear Technology Corp.	45,247	1,525
Microchip Technology Inc.	37,899	1,410
* Akamai Technologies Inc.	35,653	1,308
* BMC Software Inc.	32,545	1,307
VeriSign Inc.	31,831	1,220
* Electronic Arts Inc.	65,755	1,084
Harris Corp.	22,520	1,015
* LSI Corp.	111,732	970
* Advanced Micro Devices Inc.	115,945	930
Computer Sciences Corp.	30,784	922
Jabil Circuit Inc.	36,240	910
FLIR Systems Inc.	30,996	784
Molex Inc.	27,322	768
Total System Services Inc.	32,398	747
* SAIC Inc.	54,768	723
* Novellus Systems Inc.	14,048	701
* JDS Uniphase Corp.	45,491	659
* Teradyne Inc.	36,700	620
Lexmark International Inc. Class A	14,208	472
* First Solar Inc.	11,633	291
		519,491
Materials (3.5%)
EI du Pont de Nemours & Co.	185,414	9,808
Monsanto Co.	106,514	8,496

Dow Chemical Co.	235,594	8,161
Freeport-McMoRan Copper & Gold Inc.	188,416	7,167
Praxair Inc.	59,234	6,791
Newmont Mining Corp.	98,383	5,044
Air Products & Chemicals Inc.	41,932	3,849
Ecolab Inc.	57,779	3,566
Mosaic Co.	59,015	3,263
International Paper Co.	86,718	3,044
PPG Industries Inc.	30,124	2,886
Nucor Corp.	62,790	2,697
CF Industries Holdings Inc.	12,989	2,373
Alcoa Inc.	210,903	2,113
Cliffs Natural Resources Inc.	28,332	1,962
Sherwin-Williams Co.	17,254	1,875
Sigma-Aldrich Corp.	23,940	1,749
FMC Corp.	13,964	1,478
Eastman Chemical Co.	27,344	1,413
Ball Corp.	31,014	1,330
Airgas Inc.	13,597	1,210
Vulcan Materials Co.	25,630	1,095
MeadWestvaco Corp.	33,759	1,067
International Flavors & Fragrances Inc.	16,054	941
Allegheny Technologies Inc.	21,020	865
United States Steel Corp.	28,480	837
* Owens-Illinois Inc.	32,485	758
Sealed Air Corp.	38,392	741
Bemis Co. Inc.	20,650	667
Titanium Metals Corp.	16,600	225
		87,471
Telecommunication Services (2.8%)
AT&T Inc.	1,178,676	36,810
Verizon Communications Inc.	563,796	21,554
CenturyLink Inc.	123,189	4,761
* Crown Castle International Corp.	49,617	2,647
* Sprint Nextel Corp.	592,166	1,688
Windstream Corp.	115,758	1,356
Frontier Communications Corp.	197,606	824
* MetroPCS Communications Inc.	57,928	522
		70,162
Utilities (3.4%)
Southern Co.	172,203	7,737
Exelon Corp.	169,156	6,633
Dominion Resources Inc.	113,391	5,807
Duke Energy Corp.	265,498	5,578
NextEra Energy Inc.	82,618	5,046
FirstEnergy Corp.	83,208	3,793
American Electric Power Co. Inc.	96,252	3,713
PG&E Corp.	81,881	3,554
Consolidated Edison Inc.	58,132	3,396
PPL Corp.	114,739	3,243
Progress Energy Inc.	58,740	3,120
Public Service Enterprise Group Inc.	100,334	3,071
Sempra Energy	47,952	2,875
Edison International	64,633	2,748
Xcel Energy Inc.	96,924	2,566
Entergy Corp.	35,235	2,368

DTE Energy Co.	33,579	1,848
ONEOK Inc.	20,762	1,695
* AES Corp.	127,435	1,666
CenterPoint Energy Inc.	84,288	1,662
Wisconsin Energy Corp.	45,642	1,606
Ameren Corp.	48,121	1,568
NiSource Inc.	55,743	1,357
Northeast Utilities	35,059	1,301
CMS Energy Corp.	51,320	1,129
SCANA Corp.	22,888	1,044
Pinnacle West Capital Corp.	21,640	1,037
AGL Resources Inc.	23,189	909
Pepco Holdings Inc.	45,155	853
Integrys Energy Group Inc.	15,473	820
TECO Energy Inc.	42,750	750
* NRG Energy Inc.	45,874	719
		85,212
Total Investments (100.0%) (Cost $1,942,455)		2,530,513
Other Assets and Liabilities-Net (0.0%)		233
Net Assets (100%)		2,530,746

* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At March 31, 2012, the cost of investment securities for tax purposes was $1,942,455,000. Net unrealized appreciation of investment securities for tax purposes was $588,058,000, consisting of unrealized gains of $794,098,000 on securities that had risen in value since their purchase and $206,040,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.2%)
	McDonald's Corp.	306,260	30,044
	Walt Disney Co.	555,936	24,339
	Home Depot Inc.	480,000	24,149
*	Amazon.com Inc.	112,490	22,780
	Comcast Corp. Class A	755,371	22,669
	Ford Motor Co.	1,209,933	15,112
	News Corp. Class A	723,830	14,252
	Starbucks Corp.	253,952	14,193
	Lowe's Cos. Inc.	442,100	13,873
	Target Corp.	232,300	13,536
	NIKE Inc. Class B	121,600	13,186
	Time Warner Inc.	339,649	12,822
*	DIRECTV Class A	246,909	12,182
	Yum! Brands Inc.	164,160	11,685
	Coach Inc.	111,500	8,617
	Viacom Inc. Class B	171,033	8,117
	Johnson Controls Inc.	237,600	7,717
	Time Warner Cable Inc.	94,542	7,705
*	Bed Bath & Beyond Inc.	105,315	6,927
	Ross Stores Inc.	108,092	6,280
	McGraw-Hill Cos. Inc.	122,900	5,957
	Las Vegas Sands Corp.	100,440	5,782
*	O'Reilly Automotive Inc.	61,448	5,613
	Kohl's Corp.	112,150	5,611
*	Dollar Tree Inc.	59,269	5,600
*	Liberty Interactive Corp. Class A	291,926	5,573
	Ralph Lauren Corp. Class A	30,800	5,369
	Starwood Hotels & Resorts Worldwide Inc.	89,818	5,067
	Gap Inc.	191,887	5,016
*	AutoZone Inc.	13,300	4,945
*	Sirius XM Radio Inc.	2,129,000	4,918
*	BorgWarner Inc.	58,100	4,900
	Marriott International Inc. Class A	125,975	4,768
*	General Motors Co.	180,755	4,636
*	CarMax Inc.	128,143	4,440
	CBS Corp. Class B	127,174	4,312
	Darden Restaurants Inc.	83,850	4,290
*	Discovery Communications Inc.	90,137	4,226
	PetSmart Inc.	72,000	4,120
	Advance Auto Parts Inc.	46,302	4,101
*	priceline.com Inc.	5,610	4,025
	PVH Corp.	43,031	3,844
*	Dollar General Corp.	81,700	3,775
*	Liberty Global Inc.	75,207	3,602
*	Toll Brothers Inc.	144,600	3,469
	Interpublic Group of Cos. Inc.	294,400	3,359
	Best Buy Co. Inc.	141,084	3,341
*	NVR Inc.	4,440	3,225
*	PulteGroup Inc.	347,549	3,076

Scripps Networks Interactive Inc. Class A	62,170	3,027
* MGM Resorts International	208,690	2,842
Hasbro Inc.	77,100	2,831
Brinker International Inc.	102,750	2,831
Weight Watchers International Inc.	36,200	2,794
* Apollo Group Inc. Class A	72,229	2,791
Harley-Davidson Inc.	56,800	2,788
Liberty Media Corp. - Liberty Capital Class A	30,877	2,722
Gentex Corp.	107,252	2,628
Omnicom Group Inc.	50,600	2,563
John Wiley & Sons Inc. Class A	53,700	2,556
TJX Cos. Inc.	62,372	2,477
* Mohawk Industries Inc.	34,700	2,308
Macy's Inc.	56,800	2,257
* TripAdvisor Inc.	62,306	2,222
Foot Locker Inc.	70,600	2,192
International Game Technology	129,600	2,176
* AutoNation Inc.	62,525	2,145
* Liberty Global Inc. Class A	42,398	2,123
Expedia Inc.	62,306	2,083
Harman International Industries Inc.	43,600	2,041
DR Horton Inc.	126,366	1,917
DeVry Inc.	55,239	1,871
* Lamar Advertising Co. Class A	56,186	1,821
Nordstrom Inc.	32,300	1,800
Virgin Media Inc.	62,269	1,555
Staples Inc.	94,495	1,529
Lennar Corp. Class A	54,600	1,484
Abercrombie & Fitch Co.	23,300	1,156
American Eagle Outfitters Inc.	66,991	1,152
* Sears Holdings Corp.	14,700	974
Aaron's Inc.	37,182	963
Cablevision Systems Corp. Class A	54,344	798
Comcast Corp.	26,219	774
* AMC Networks Inc. Class A	13,586	606
* Hanesbrands Inc.	18,286	540
* Career Education Corp.	60,400	487
* Madison Square Garden Co. Class A	13,586	465
GameStop Corp. Class A	20,430	446
Chico's FAS Inc.	28,340	428
Mattel Inc.	12,557	423
RadioShack Corp.	58,000	361
* Marriott Vacations Worldwide Corp.	12,597	359
Wynn Resorts Ltd.	2,000	250
* Education Management Corp.	18,200	249
Washington Post Co. Class B	520	194
Carnival Corp.	5,800	186
Lennar Corp. Class B	8,300	185
* Orchard Supply Hardware Stores Corp. Class A	663	14
		496,529
Consumer Staples (10.0%)
Procter & Gamble Co.	816,178	54,855
Philip Morris International Inc.	491,809	43,579
Coca-Cola Co.	586,300	43,392
Wal-Mart Stores Inc.	533,028	32,621
PepsiCo Inc.	475,139	31,525
CVS Caremark Corp.	430,754	19,298

Kraft Foods Inc.	348,826	13,259
Costco Wholesale Corp.	146,000	13,257
Altria Group Inc.	404,863	12,498
Colgate-Palmolive Co.	115,900	11,333
Walgreen Co.	307,300	10,292
Archer-Daniels-Midland Co.	243,273	7,702
Estee Lauder Cos. Inc. Class A	98,800	6,120
Kroger Co.	248,700	6,026
* Monster Beverage Corp.	78,000	4,843
Hershey Co.	75,300	4,618
Dr Pepper Snapple Group Inc.	114,200	4,592
Brown-Forman Corp. Class B	54,646	4,557
Clorox Co.	66,120	4,546
Coca-Cola Enterprises Inc.	153,000	4,376
Bunge Ltd.	62,800	4,298
Church & Dwight Co. Inc.	86,200	4,240
McCormick & Co. Inc.	76,100	4,142
JM Smucker Co.	49,024	3,989
Corn Products International Inc.	62,700	3,615
* Constellation Brands Inc. Class A	151,500	3,574
Mead Johnson Nutrition Co.	42,525	3,507
General Mills Inc.	88,800	3,503
Safeway Inc.	170,462	3,445
Tyson Foods Inc. Class A	177,944	3,408
Campbell Soup Co.	97,400	3,297
* Energizer Holdings Inc.	44,128	3,273
Molson Coors Brewing Co. Class B	71,900	3,253
Kimberly-Clark Corp.	43,340	3,202
Hormel Foods Corp.	105,200	3,106
* Smithfield Foods Inc.	139,135	3,065
Whole Foods Market Inc.	32,840	2,732
* Ralcorp Holdings Inc.	34,219	2,535
* Green Mountain Coffee Roasters Inc.	52,509	2,460
* Dean Foods Co.	142,281	1,723
Kellogg Co.	22,800	1,223
Avon Products Inc.	59,300	1,148
Sara Lee Corp.	44,600	960
Sysco Corp.	17,111	511
* Post Holdings Inc.	14,504	478
ConAgra Foods Inc.	11,200	294
		404,270
Energy (10.9%)
Exxon Mobil Corp.	1,404,564	121,818
Chevron Corp.	582,638	62,482
Schlumberger Ltd.	375,599	26,266
ConocoPhillips	315,926	24,014
Occidental Petroleum Corp.	190,339	18,126
Anadarko Petroleum Corp.	164,623	12,897
Apache Corp.	126,217	12,677
National Oilwell Varco Inc.	146,541	11,646
Devon Energy Corp.	145,622	10,357
EOG Resources Inc.	88,300	9,810
Williams Cos. Inc.	232,200	7,154
Noble Energy Inc.	72,000	7,040
Hess Corp.	109,600	6,461
Baker Hughes Inc.	150,671	6,319
Pioneer Natural Resources Co.	53,737	5,997

* Cameron International Corp.	109,002	5,759
* FMC Technologies Inc.	107,100	5,400
Halliburton Co.	158,200	5,251
Valero Energy Corp.	182,480	4,703
* Southwestern Energy Co.	145,700	4,458
Range Resources Corp.	72,800	4,233
* Concho Resources Inc.	35,300	3,603
Cabot Oil & Gas Corp.	108,670	3,387
* Continental Resources Inc.	39,400	3,381
* Denbury Resources Inc.	184,776	3,368
Cimarex Energy Co.	43,499	3,283
EQT Corp.	67,900	3,273
QEP Resources Inc.	103,165	3,147
Peabody Energy Corp.	108,100	3,131
Helmerich & Payne Inc.	57,980	3,128
Core Laboratories NV	23,553	3,099
SM Energy Co.	43,156	3,054
Marathon Oil Corp.	92,900	2,945
* Plains Exploration & Production Co.	66,760	2,847
* Dresser-Rand Group Inc.	61,355	2,846
* Rowan Cos. Inc.	85,600	2,819
Energen Corp.	56,100	2,757
Diamond Offshore Drilling Inc.	39,700	2,650
* Newfield Exploration Co.	66,098	2,292
* SandRidge Energy Inc.	262,914	2,059
Marathon Petroleum Corp.	46,450	2,014
* WPX Energy Inc.	77,400	1,394
* Nabors Industries Ltd.	67,300	1,177
Consol Energy Inc.	33,900	1,156
* Quicksilver Resources Inc.	177,860	896
* Forest Oil Corp.	65,300	791
Arch Coal Inc.	73,400	786
* Tesoro Corp.	26,500	711
Chesapeake Energy Corp.	25,211	584
* Unit Corp.	12,800	547
Patterson-UTI Energy Inc.	21,200	367
* Ultra Petroleum Corp.	12,870	291
El Paso Corp.	8,700	257
* Superior Energy Services Inc.	1,048	28
		440,936
Financials (15.0%)
JPMorgan Chase & Co.	1,166,421	53,632
Wells Fargo & Co.	1,236,508	42,214
* Berkshire Hathaway Inc. Class B	516,891	41,946
Citigroup Inc.	681,300	24,901
Bank of America Corp.	2,583,633	24,725
American Express Co.	331,300	19,169
Goldman Sachs Group Inc.	139,830	17,391
Simon Property Group Inc.	98,548	14,356
US Bancorp	392,700	12,441
Prudential Financial Inc.	161,904	10,263
* American Tower Corporation	145,800	9,188
State Street Corp.	191,478	8,712
Aflac Inc.	172,500	7,933
Public Storage	55,200	7,627
Discover Financial Services	225,800	7,528
Franklin Resources Inc.	58,200	7,219

MetLife Inc.	175,820	6,567
Capital One Financial Corp.	117,800	6,566
Progressive Corp.	276,700	6,414
Boston Properties Inc.	60,200	6,320
Ameriprise Financial Inc.	107,660	6,151
T. Rowe Price Group Inc.	92,978	6,071
Travelers Cos. Inc.	101,877	6,031
Loews Corp.	138,908	5,538
AvalonBay Communities Inc.	38,375	5,424
Charles Schwab Corp.	377,200	5,420
SunTrust Banks Inc.	216,990	5,245
Fifth Third Bancorp	368,920	5,183
Host Hotels & Resorts Inc.	308,972	5,073
Morgan Stanley	238,900	4,692
General Growth Properties Inc.	252,757	4,294
CME Group Inc.	14,701	4,253
* CIT Group Inc.	100,115	4,129
* Affiliated Managers Group Inc.	36,800	4,115
Unum Group	166,800	4,083
Bank of New York Mellon Corp.	167,906	4,052
* CBRE Group Inc. Class A	202,690	4,046
M&T Bank Corp.	46,286	4,021
Lincoln National Corp.	150,986	3,980
Torchmark Corp.	78,750	3,926
KeyCorp	457,769	3,891
PNC Financial Services Group Inc.	59,631	3,846
SL Green Realty Corp.	49,410	3,832
Plum Creek Timber Co. Inc.	91,500	3,803
* Markel Corp.	7,930	3,560
Principal Financial Group Inc.	120,400	3,553
Reinsurance Group of America Inc. Class A	58,819	3,498
* Arch Capital Group Ltd.	92,500	3,445
TD Ameritrade Holding Corp.	174,400	3,443
WR Berkley Corp.	94,897	3,428
Douglas Emmett Inc.	147,673	3,368
Allstate Corp.	102,300	3,368
East West Bancorp Inc.	145,700	3,364
Raymond James Financial Inc.	89,650	3,275
White Mountains Insurance Group Ltd.	6,391	3,206
DDR Corp.	216,364	3,159
Hospitality Properties Trust	119,270	3,157
* Forest City Enterprises Inc. Class A	198,891	3,115
Assurant Inc.	75,300	3,050
Leucadia National Corp.	116,219	3,033
BlackRock Inc.	14,450	2,961
* NASDAQ OMX Group Inc.	114,092	2,955
Moody's Corp.	70,100	2,951
* Howard Hughes Corp.	45,679	2,917
Jones Lang LaSalle Inc.	34,450	2,870
HCC Insurance Holdings Inc.	91,600	2,855
Brown & Brown Inc.	118,600	2,820
* St. Joe Co.	147,091	2,796
Camden Property Trust	42,400	2,788
Zions Bancorporation	129,284	2,774
Cullen/Frost Bankers Inc.	47,600	2,770
* American Capital Ltd.	313,600	2,719
Commerce Bancshares Inc.	66,871	2,710

Apartment Investment & Management Co.	101,043	2,669
Alleghany Corp.	8,057	2,652
Alexandria Real Estate Equities Inc.	35,930	2,628
SEI Investments Co.	123,770	2,561
* Popular Inc.	1,239,613	2,541
Eaton Vance Corp.	86,202	2,464
Associated Banc-Corp	170,670	2,383
First Horizon National Corp.	227,345	2,360
People's United Financial Inc.	174,014	2,304
City National Corp.	42,000	2,204
* TFS Financial Corp.	231,251	2,197
BOK Financial Corp.	38,571	2,171
* American International Group Inc.	69,471	2,142
Chubb Corp.	30,900	2,135
Digital Realty Trust Inc.	28,440	2,104
StanCorp Financial Group Inc.	50,600	2,072
Hanover Insurance Group Inc.	49,600	2,040
CNA Financial Corp.	69,500	2,038
SLM Corp.	123,245	1,942
Hudson City Bancorp Inc.	251,902	1,841
Janus Capital Group Inc.	203,766	1,816
First Citizens BancShares Inc. Class A	9,642	1,761
BB&T Corp.	53,000	1,664
Northern Trust Corp.	34,773	1,650
ProLogis Inc.	44,814	1,614
Lazard Ltd. Class A	55,686	1,590
Hartford Financial Services Group Inc.	64,184	1,353
Legg Mason Inc.	47,500	1,327
American Financial Group Inc.	32,200	1,242
ACE Ltd.	16,602	1,215
New York Community Bancorp Inc.	86,400	1,202
BRE Properties Inc.	21,500	1,087
Bank of Hawaii Corp.	20,100	972
* Rouse Properties Inc.	68,164	923
Interactive Brokers Group Inc.	51,335	873
Taubman Centers Inc.	11,300	824
* E*Trade Financial Corp.	74,916	820
Aon Corp.	16,400	805
* Genworth Financial Inc. Class A	96,700	805
Federal Realty Investment Trust	8,200	794
Invesco Ltd.	12,010	320
* First Republic Bank	6,720	221
* MBIA Inc.	11,300	111
Essex Property Trust Inc.	300	45
		606,601
Health Care (11.6%)
Johnson & Johnson	801,298	52,854
Pfizer Inc.	2,052,484	46,509
Merck & Co. Inc.	790,626	30,360
Abbott Laboratories	407,600	24,982
UnitedHealth Group Inc.	344,662	20,314
Amgen Inc.	234,487	15,943
* Gilead Sciences Inc.	263,600	12,877
* Celgene Corp.	155,419	12,048
Bristol-Myers Squibb Co.	327,241	11,044
* Biogen Idec Inc.	85,361	10,753
* Medco Health Solutions Inc.	147,742	10,386

Allergan Inc.	108,530	10,357
Medtronic Inc.	263,600	10,331
WellPoint Inc.	128,616	9,492
* Express Scripts Inc.	168,324	9,120
Thermo Fisher Scientific Inc.	147,706	8,328
Aetna Inc.	157,144	7,882
Baxter International Inc.	127,341	7,612
Agilent Technologies Inc.	151,706	6,752
Humana Inc.	72,800	6,733
McKesson Corp.	73,424	6,444
Cardinal Health Inc.	145,512	6,273
Eli Lilly & Co.	155,695	6,270
Becton Dickinson and Co.	80,600	6,259
St. Jude Medical Inc.	139,832	6,196
Stryker Corp.	109,200	6,058
Cigna Corp.	118,300	5,826
Zimmer Holdings Inc.	81,170	5,218
* Mylan Inc.	218,137	5,115
AmerisourceBergen Corp. Class A	127,300	5,051
* Forest Laboratories Inc.	143,600	4,982
* Waters Corp.	50,250	4,656
* Laboratory Corp. of America Holdings	50,700	4,641
Perrigo Co.	44,840	4,632
Quest Diagnostics Inc.	72,800	4,452
* Life Technologies Corp.	88,035	4,298
* Watson Pharmaceuticals Inc.	63,683	4,271
* Henry Schein Inc.	55,100	4,170
* Mettler-Toledo International Inc.	22,100	4,083
DENTSPLY International Inc.	93,300	3,744
* Endo Pharmaceuticals Holdings Inc.	87,900	3,404
* Health Net Inc.	74,200	2,947
* Amylin Pharmaceuticals Inc.	117,875	2,942
PerkinElmer Inc.	106,204	2,938
CR Bard Inc.	29,300	2,893
* Hospira Inc.	77,140	2,884
Coventry Health Care Inc.	81,025	2,882
Universal Health Services Inc. Class B	67,400	2,825
Patterson Cos. Inc.	73,530	2,456
Teleflex Inc.	37,000	2,263
Lincare Holdings Inc.	78,950	2,043
* CareFusion Corp.	72,756	1,887
Covidien plc	33,900	1,854
* Varian Medical Systems Inc.	26,500	1,827
Omnicare Inc.	40,900	1,455
* Boston Scientific Corp.	205,500	1,229
* Dendreon Corp.	113,670	1,211
* Vertex Pharmaceuticals Inc.	28,588	1,172
* DaVita Inc.	2,200	198
Techne Corp.	2,000	140
		468,766
Industrials (10.9%)
General Electric Co.	2,917,272	58,550
United Technologies Corp.	280,100	23,232
Boeing Co.	236,770	17,609
3M Co.	154,200	13,756
Caterpillar Inc.	128,820	13,722
Union Pacific Corp.	123,914	13,318

United Parcel Service Inc. Class B	147,300	11,890
Danaher Corp.	194,200	10,875
FedEx Corp.	110,700	10,180
Illinois Tool Works Inc.	163,500	9,339
General Dynamics Corp.	124,400	9,128
Cummins Inc.	75,400	9,051
Precision Castparts Corp.	52,100	9,008
CSX Corp.	398,800	8,582
Deere & Co.	104,800	8,478
Norfolk Southern Corp.	128,000	8,426
Honeywell International Inc.	131,400	8,022
Emerson Electric Co.	142,400	7,430
Fastenal Co.	126,000	6,817
PACCAR Inc.	142,910	6,692
WW Grainger Inc.	27,000	5,800
Parker Hannifin Corp.	67,500	5,707
Roper Industries Inc.	51,700	5,127
Waste Management Inc.	140,297	4,905
Fluor Corp.	81,200	4,875
CH Robinson Worldwide Inc.	74,090	4,852
Expeditors International of Washington Inc.	101,061	4,700
Raytheon Co.	88,118	4,651
AMETEK Inc.	94,650	4,591
Northrop Grumman Corp.	72,268	4,414
Rockwell Collins Inc.	73,700	4,242
Pall Corp.	69,300	4,132
* Stericycle Inc.	48,408	4,049
Equifax Inc.	87,200	3,859
Joy Global Inc.	52,500	3,859
JB Hunt Transport Services Inc.	70,300	3,822
L-3 Communications Holdings Inc.	54,000	3,822
Flowserve Corp.	33,000	3,812
Donaldson Co. Inc.	103,200	3,687
* WABCO Holdings Inc.	60,541	3,662
* Jacobs Engineering Group Inc.	80,725	3,582
MSC Industrial Direct Co. Inc. Class A	41,700	3,473
* Quanta Services Inc.	157,300	3,288
* Owens Corning	90,712	3,268
Carlisle Cos. Inc.	65,200	3,255
Valmont Industries Inc.	27,537	3,233
KBR Inc.	89,249	3,173
Landstar System Inc.	54,289	3,134
Dun & Bradstreet Corp.	36,200	3,067
IDEX Corp.	71,845	3,027
SPX Corp.	37,400	2,900
Southwest Airlines Co.	351,687	2,898
Toro Co.	40,100	2,852
Cintas Corp.	70,766	2,768
Robert Half International Inc.	87,500	2,651
Manpower Inc.	54,600	2,586
* Navistar International Corp.	63,833	2,582
Lockheed Martin Corp.	28,020	2,518
Wabtec Corp.	33,000	2,487
* Verisk Analytics Inc. Class A	51,500	2,419
Xylem Inc.	87,100	2,417
* Oshkosh Corp.	98,340	2,279
* CNH Global NV	57,360	2,277

* Terex Corp.	99,066	2,229
Stanley Black & Decker Inc.	26,745	2,058
Textron Inc.	61,020	1,698
Alliant Techsystems Inc.	33,100	1,659
Iron Mountain Inc.	57,536	1,657
Con-way Inc.	46,800	1,526
Graco Inc.	27,658	1,468
Tyco International Ltd.	25,300	1,421
Lennox International Inc.	35,090	1,414
UTi Worldwide Inc.	77,587	1,337
Gardner Denver Inc.	19,846	1,251
Exelis Inc.	87,100	1,091
ITT Corp.	43,550	999
Manitowoc Co. Inc.	62,200	862
Republic Services Inc. Class A	19,512	596
* Huntington Ingalls Industries Inc.	12,044	485
* Babcock & Wilcox Co.	10,920	281
Ryder System Inc.	3,600	190
* KAR Auction Services Inc.	10,953	178
* AGCO Corp.	3,600	170
* TransDigm Group Inc.	1,380	160
* Fortune Brands Home & Security Inc.	2,546	56
		441,593
Information Technology (20.0%)
* Apple Inc.	263,400	157,900
International Business Machines Corp.	350,858	73,207
Microsoft Corp.	2,063,000	66,532
* Google Inc. Class A	74,078	47,502
Intel Corp.	1,303,330	36,637
Cisco Systems Inc.	1,660,600	35,122
Oracle Corp.	1,143,334	33,340
QUALCOMM Inc.	415,720	28,277
* EMC Corp.	661,500	19,766
Visa Inc. Class A	157,298	18,561
Hewlett-Packard Co.	632,423	15,071
Mastercard Inc. Class A	35,790	15,051
* eBay Inc.	387,868	14,308
Texas Instruments Inc.	389,800	13,101
* Cognizant Technology Solutions Corp. Class A	112,637	8,667
Broadcom Corp. Class A	203,950	8,015
* Yahoo! Inc.	497,420	7,571
Intuit Inc.	124,760	7,502
* Adobe Systems Inc.	213,200	7,315
Corning Inc.	504,200	7,099
* Dell Inc.	415,500	6,897
* Citrix Systems Inc.	80,756	6,372
* NetApp Inc.	137,963	6,177
* Symantec Corp.	325,551	6,088
Accenture plc Class A	88,713	5,722
* Teradata Corp.	83,374	5,682
Altera Corp.	140,647	5,601
Amphenol Corp. Class A	89,500	5,349
CA Inc.	191,266	5,271
Western Union Co.	298,095	5,246
Applied Materials Inc.	417,500	5,194
* Fiserv Inc.	74,550	5,173
* Autodesk Inc.	120,488	5,099

KLA-Tencor Corp.	90,600	4,930
Fidelity National Information Services Inc.	146,178	4,841
Analog Devices Inc.	118,166	4,774
* Western Digital Corp.	114,100	4,723
Xerox Corp.	577,604	4,667
Linear Technology Corp.	124,200	4,186
* NVIDIA Corp.	255,244	3,928
* Avnet Inc.	105,400	3,836
* LSI Corp.	428,628	3,720
* BMC Software Inc.	91,600	3,679
* Arrow Electronics Inc.	84,500	3,546
* Lam Research Corp.	77,108	3,441
Global Payments Inc.	66,817	3,172
* Tech Data Corp.	55,510	3,012
* Synopsys Inc.	89,121	2,732
* Juniper Networks Inc.	119,000	2,723
* Cadence Design Systems Inc.	221,607	2,624
Automatic Data Processing Inc.	47,100	2,599
Xilinx Inc.	71,336	2,599
Motorola Solutions Inc.	49,604	2,521
* Atmel Corp.	248,700	2,452
Microchip Technology Inc.	65,100	2,422
* Compuware Corp.	258,162	2,373
Computer Sciences Corp.	78,900	2,362
DST Systems Inc.	42,800	2,321
* Ingram Micro Inc.	125,000	2,320
* QLogic Corp.	129,000	2,291
* Fairchild Semiconductor International Inc. Class A	147,958	2,175
* NCR Corp.	99,574	2,162
* Teradyne Inc.	110,200	1,861
* Monster Worldwide Inc.	183,258	1,787
Total System Services Inc.	74,759	1,725
* Motorola Mobility Holdings Inc.	43,403	1,703
Lexmark International Inc. Class A	50,300	1,672
Lender Processing Services Inc.	61,250	1,593
* Electronic Arts Inc.	90,200	1,487
Broadridge Financial Solutions Inc.	58,725	1,404
IAC/InterActiveCorp	24,515	1,203
* Zebra Technologies Corp.	27,257	1,122
Tellabs Inc.	266,900	1,081
Solera Holdings Inc.	22,096	1,014
Molex Inc.	24,751	696
* Novellus Systems Inc.	13,100	654
* Advanced Micro Devices Inc.	81,100	650
* AOL Inc.	34,240	650
* Micron Technology Inc.	56,400	457
Activision Blizzard Inc.	32,800	420
* Salesforce.com Inc.	1,400	216
Harris Corp.	4,300	194
Intersil Corp. Class A	10,400	116
* SunPower Corp. Class A	8,218	52
		809,303
Materials (3.9%)
Praxair Inc.	105,400	12,083
Freeport-McMoRan Copper & Gold Inc.	294,908	11,218
EI du Pont de Nemours & Co.	160,300	8,480
Newmont Mining Corp.	164,386	8,428

Ecolab Inc.	116,138	7,168
Monsanto Co.	82,434	6,575
LyondellBasell Industries NV Class A	142,000	6,198
Dow Chemical Co.	178,640	6,188
Nucor Corp.	129,600	5,566
CF Industries Holdings Inc.	30,200	5,516
FMC Corp.	44,400	4,700
Sigma-Aldrich Corp.	63,400	4,632
Ball Corp.	102,800	4,408
Airgas Inc.	48,100	4,279
Mosaic Co.	71,400	3,948
Albemarle Corp.	60,400	3,861
Celanese Corp. Class A	82,811	3,824
* Crown Holdings Inc.	103,000	3,794
Solutia Inc.	121,400	3,392
Cytec Industries Inc.	54,300	3,301
* Owens-Illinois Inc.	140,900	3,289
* Rockwood Holdings Inc.	58,800	3,066
Cliffs Natural Resources Inc.	42,761	2,962
* Allied Nevada Gold Corp.	85,275	2,774
Scotts Miracle-Gro Co. Class A	51,099	2,768
Martin Marietta Materials Inc.	30,600	2,620
Reliance Steel & Aluminum Co.	46,300	2,615
Allegheny Technologies Inc.	60,900	2,507
United States Steel Corp.	79,356	2,331
* Intrepid Potash Inc.	85,185	2,073
Sealed Air Corp.	106,072	2,048
Titanium Metals Corp.	139,110	1,886
* Molycorp Inc.	49,700	1,681
Schnitzer Steel Industries Inc.	41,475	1,655
Royal Gold Inc.	20,686	1,349
International Paper Co.	35,900	1,260
Valspar Corp.	23,400	1,130
* WR Grace & Co.	18,860	1,090
Packaging Corp. of America	26,600	787
Walter Energy Inc.	11,780	698
Southern Copper Corp.	21,224	673
Air Products & Chemicals Inc.	5,700	523
		159,344
Telecommunication Services (2.5%)
AT&T Inc.	1,734,979	54,183
Verizon Communications Inc.	711,342	27,195
* Crown Castle International Corp.	125,200	6,678
* Sprint Nextel Corp.	1,389,056	3,959
CenturyLink Inc.	94,364	3,647
* SBA Communications Corp. Class A	61,668	3,133
Telephone & Data Systems Inc.	80,594	1,866
* United States Cellular Corp.	32,780	1,342
* Level 3 Communications Inc.	44,613	1,148
Frontier Communications Corp.	126,223	526
		103,677
Utilities (3.0%)
NextEra Energy Inc.	122,451	7,479
Exelon Corp.	182,000	7,136
PG&E Corp.	145,600	6,321
FirstEnergy Corp.	137,900	6,287

Sempra Energy		104,036	6,238
Edison International		142,500	6,058
Southern Co.		124,900	5,612
Entergy Corp.		77,000	5,174
* AES Corp.		359,398	4,697
Wisconsin Energy Corp.		125,000	4,398
CenterPoint Energy Inc.		213,800	4,216
* Calpine Corp.		241,180	4,151
Northeast Utilities		110,600	4,105
CMS Energy Corp.		173,986	3,828
NSTAR		76,600	3,725
Duke Energy Corp.		163,592	3,437
Dominion Resources Inc.		67,086	3,435
SCANA Corp.		74,200	3,384
Integrys Energy Group Inc.		61,481	3,258
NV Energy Inc.		201,083	3,241
MDU Resources Group Inc.		137,050	3,069
* NRG Energy Inc.		193,760	3,036
American Water Works Co. Inc.		87,200	2,967
ITC Holdings Corp.		36,166	2,783
Aqua America Inc.		107,583	2,398
Questar Corp.		115,800	2,230
* GenOn Energy Inc.		1,059,469	2,204
Public Service Enterprise Group Inc.		69,800	2,137
UGI Corp.		34,466	939
National Fuel Gas Co.		19,487	938
NiSource Inc.		35,920	875
American Electric Power Co. Inc.		9,300	359
			120,115
Total Common Stocks (Cost $2,758,396)			4,051,134
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $5,971)	0.123%	5,971,240	5,971

Total Investments (100.1%) (Cost $2,764,367)			4,057,105
Other Assets and Liabilities-Net (-0.1%)			(5,156)
Net Assets (100%)			4,051,949

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Tax-Managed Capital Appreciation Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At March 31, 2012, the cost of investment securities for tax purposes was $2,764,367,000. Net unrealized appreciation of investment securities for tax purposes was $1,292,738,000, consisting of unrealized gains of $1,430,645,000 on securities that had risen in value since their purchase and $137,907,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (48.2%)
Consumer Discretionary (5.8%)
	McDonald's Corp.	30,774	3,019
	Walt Disney Co.	59,366	2,599
*	Amazon.com Inc.	11,502	2,329
	Comcast Corp. Class A	74,045	2,222
	Home Depot Inc.	33,799	1,700
	News Corp. Class A	77,551	1,527
	Starbucks Corp.	26,263	1,468
	Ford Motor Co.	115,700	1,445
	NIKE Inc. Class B	12,447	1,350
	Lowe's Cos. Inc.	42,215	1,325
*	DIRECTV Class A	26,418	1,303
	Target Corp.	22,045	1,285
	TJX Cos. Inc.	28,586	1,135
	Yum! Brands Inc.	15,505	1,104
	Time Warner Inc.	25,796	974
*	priceline.com Inc.	1,278	917
	Viacom Inc. Class B	19,127	908
	Coach Inc.	11,520	890
	Macy's Inc.	18,494	735
*	Bed Bath & Beyond Inc.	10,100	664
	Ross Stores Inc.	10,904	633
	Time Warner Cable Inc.	7,643	623
	Harley-Davidson Inc.	12,290	603
*	O'Reilly Automotive Inc.	6,562	599
*	Dollar Tree Inc.	6,044	571
	Ralph Lauren Corp. Class A	3,273	571
	Kohl's Corp.	11,385	570
	Carnival Corp.	16,650	534
	CBS Corp. Class B	15,500	526
	Starwood Hotels & Resorts Worldwide Inc.	9,307	525
	Marriott International Inc. Class A	13,683	518
	Gap Inc.	19,725	516
*	AutoZone Inc.	1,351	502
	Staples Inc.	29,898	484
	Virgin Media Inc.	18,136	453
	Advance Auto Parts Inc.	5,064	448
	Liberty Media Corp. - Liberty Capital Class A	5,004	441
	DISH Network Corp. Class A	13,305	438
	Family Dollar Stores Inc.	6,866	434
	Tractor Supply Co.	4,757	431
	PetSmart Inc.	7,424	425
	PVH Corp.	4,583	409
	Lennar Corp. Class A	14,123	384
	Lear Corp.	8,200	381
	Johnson Controls Inc.	11,700	380
*	BorgWarner Inc.	4,476	377
	Jarden Corp.	9,292	374
*	General Motors Co.	14,400	369
	DR Horton Inc.	24,122	366

Best Buy Co. Inc.	15,075	357
Harman International Industries Inc.	7,407	347
Scripps Networks Interactive Inc. Class A	7,068	344
International Game Technology	19,767	332
* Liberty Global Inc. Class A	6,532	327
Las Vegas Sands Corp.	5,400	311
* Dollar General Corp.	6,500	300
Royal Caribbean Cruises Ltd.	10,147	299
Wyndham Worldwide Corp.	6,300	293
Hasbro Inc.	7,712	283
Dillard's Inc. Class A	4,413	278
Abercrombie & Fitch Co.	5,400	268
Brinker International Inc.	9,637	265
Weight Watchers International Inc.	3,433	265
Gentex Corp.	10,743	263
* Liberty Global Inc.	5,446	261
Morningstar Inc.	4,028	254
* Apollo Group Inc. Class A	6,500	251
* NVR Inc.	340	247
Aaron's Inc.	9,511	246
John Wiley & Sons Inc. Class A	5,118	244
DeVry Inc.	6,600	224
* TripAdvisor Inc.	6,191	221
Wendy's Co.	43,670	219
Washington Post Co. Class B	560	209
Expedia Inc.	6,191	207
* Discovery Communications Inc. Class A	3,841	194
Comcast Corp.	6,476	191
Service Corp. International	14,900	168
Omnicom Group Inc.	3,200	162
* Panera Bread Co. Class A	900	145
Guess? Inc.	4,600	144
Chico's FAS Inc.	7,000	106
Polaris Industries Inc.	1,200	87
Newell Rubbermaid Inc.	3,718	66
* MGM Resorts International	4,013	55
* Toll Brothers Inc.	2,000	48
RadioShack Corp.	6,887	43
* Liberty Interactive Corp. Class A	2,138	41
* Marriott Vacations Worldwide Corp.	1,368	39
* Career Education Corp.	4,500	36
Autoliv Inc.	400	27
* AMC Networks Inc. Class A	573	26
* Netflix Inc.	177	20
Cablevision Systems Corp. Class A	1,094	16
Lennar Corp. Class B	680	15
Signet Jewelers Ltd.	300	14
Tiffany & Co.	200	14
H&R Block Inc.	500	8
		51,564
Consumer Staples (4.8%)
Procter & Gamble Co.	75,649	5,084
Coca-Cola Co.	61,082	4,521
Philip Morris International Inc.	47,494	4,208
Wal-Mart Stores Inc.	55,649	3,406
PepsiCo Inc.	49,690	3,297
CVS Caremark Corp.	41,792	1,872

Colgate-Palmolive Co.	16,335	1,597
Costco Wholesale Corp.	15,117	1,373
Altria Group Inc.	40,800	1,259
Kraft Foods Inc.	32,237	1,225
Walgreen Co.	28,118	942
Archer-Daniels-Midland Co.	26,273	832
Mead Johnson Nutrition Co.	8,513	702
Estee Lauder Cos. Inc. Class A	9,918	614
Sara Lee Corp.	27,335	589
Whole Foods Market Inc.	6,800	566
General Mills Inc.	14,314	565
* Monster Beverage Corp.	8,238	511
Bunge Ltd.	7,330	502
JM Smucker Co.	5,851	476
Brown-Forman Corp. Class B	5,592	466
Hershey Co.	7,600	466
Coca-Cola Enterprises Inc.	16,186	463
Herbalife Ltd.	6,627	456
Dr Pepper Snapple Group Inc.	11,332	456
Church & Dwight Co. Inc.	8,655	426
McCormick & Co. Inc.	7,747	422
Kroger Co.	17,300	419
Safeway Inc.	20,134	407
Molson Coors Brewing Co. Class B	8,300	376
Clorox Co.	5,400	371
Tyson Foods Inc. Class A	18,810	360
Beam Inc.	6,000	351
* Constellation Brands Inc. Class A	14,687	346
* Energizer Holdings Inc.	4,665	346
Corn Products International Inc.	5,986	345
Hormel Foods Corp.	10,492	310
* Ralcorp Holdings Inc.	3,999	296
* Dean Foods Co.	24,302	294
* Smithfield Foods Inc.	13,356	294
* Green Mountain Coffee Roasters Inc.	5,629	264
Kimberly-Clark Corp.	2,772	205
* Post Holdings Inc.	1,999	66
Sysco Corp.	1,500	45
Avon Products Inc.	2,100	41
		42,432
Energy (5.2%)
Exxon Mobil Corp.	140,515	12,187
Chevron Corp.	54,632	5,859
ConocoPhillips	33,812	2,570
Schlumberger Ltd.	32,667	2,284
Occidental Petroleum Corp.	20,404	1,943
Apache Corp.	13,714	1,377
Anadarko Petroleum Corp.	17,490	1,370
National Oilwell Varco Inc.	15,529	1,234
EOG Resources Inc.	10,028	1,114
Devon Energy Corp.	13,457	957
El Paso Corp.	30,394	898
Hess Corp.	12,604	743
Halliburton Co.	20,764	689
Noble Energy Inc.	6,999	684
Marathon Petroleum Corp.	15,241	661
Pioneer Natural Resources Co.	5,719	638

* Cameron International Corp.	10,952	579
* FMC Technologies Inc.	11,186	564
Range Resources Corp.	8,046	468
* Southwestern Energy Co.	14,631	448
Kinder Morgan Inc.	11,525	445
Cimarex Energy Co.	5,776	436
Diamond Offshore Drilling Inc.	5,660	378
Murphy Oil Corp.	6,700	377
QEP Resources Inc.	12,125	370
Cabot Oil & Gas Corp.	11,552	360
* Continental Resources Inc.	4,164	357
Peabody Energy Corp.	11,809	342
EQT Corp.	6,997	337
Helmerich & Payne Inc.	6,215	335
SM Energy Co.	4,572	324
* Oil States International Inc.	4,098	320
* Rowan Cos. Inc.	8,883	293
Energen Corp.	5,830	287
* Dresser-Rand Group Inc.	6,122	284
* Nabors Industries Ltd.	16,090	281
Marathon Oil Corp.	8,482	269
HollyFrontier Corp.	8,292	267
Consol Energy Inc.	7,605	259
* Newfield Exploration Co.	7,327	254
* SEACOR Holdings Inc.	2,397	230
* Concho Resources Inc.	2,200	225
CARBO Ceramics Inc.	2,108	222
* Ultra Petroleum Corp.	9,300	210
* Plains Exploration & Production Co.	4,748	202
* Kosmos Energy Ltd.	14,997	199
* Whiting Petroleum Corp.	3,600	195
Baker Hughes Inc.	4,550	191
* SandRidge Energy Inc.	21,613	169
* Superior Energy Services Inc.	6,121	161
Patterson-UTI Energy Inc.	8,502	147
* McDermott International Inc.	11,085	142
* Forest Oil Corp.	9,041	110
EXCO Resources Inc.	13,311	88
* Alpha Natural Resources Inc.	3,888	59
Chesapeake Energy Corp.	2,100	49
* Denbury Resources Inc.	1,400	26
* Energy Transfer Equity LP	442	18
		46,485
Financials (7.4%)
JPMorgan Chase & Co.	109,301	5,026
Wells Fargo & Co.	137,921	4,709
* Berkshire Hathaway Inc. Class B	54,777	4,445
Citigroup Inc.	91,992	3,362
Bank of America Corp.	327,417	3,133
American Express Co.	34,259	1,982
Goldman Sachs Group Inc.	15,385	1,913
Simon Property Group Inc.	10,078	1,468
US Bancorp	43,300	1,372
Capital One Financial Corp.	18,292	1,020
* American Tower Corporation	15,173	956
Morgan Stanley	44,360	871
State Street Corp.	18,069	822

Discover Financial Services	23,829	794
Public Storage	5,672	784
Equity Residential	11,950	748
Franklin Resources Inc.	5,925	735
Aon Corp.	14,000	687
Progressive Corp.	28,397	658
Boston Properties Inc.	6,181	649
Travelers Cos. Inc.	10,589	627
SunTrust Banks Inc.	25,529	617
Bank of New York Mellon Corp.	25,100	606
Loews Corp.	14,816	591
AvalonBay Communities Inc.	4,000	565
Charles Schwab Corp.	39,305	565
Host Hotels & Resorts Inc.	33,599	552
Fifth Third Bancorp	38,275	538
Regions Financial Corp.	78,215	515
* IntercontinentalExchange Inc.	3,671	504
PNC Financial Services Group Inc.	7,700	497
General Growth Properties Inc.	29,100	494
Lincoln National Corp.	18,630	491
Weyerhaeuser Co.	22,357	490
MetLife Inc.	12,940	483
Moody's Corp.	11,300	476
SL Green Realty Corp.	5,659	439
* CBRE Group Inc. Class A	21,573	431
Hartford Financial Services Group Inc.	20,400	430
Unum Group	16,727	409
Aflac Inc.	8,800	405
Alleghany Corp.	1,219	401
* Affiliated Managers Group Inc.	3,584	401
* American International Group Inc.	12,500	385
Torchmark Corp.	7,648	381
Digital Realty Trust Inc.	5,143	380
Federal Realty Investment Trust	3,819	370
Jones Lang LaSalle Inc.	4,412	368
Comerica Inc.	10,900	353
Zions Bancorporation	16,151	347
* Markel Corp.	771	346
First Horizon National Corp.	33,040	343
East West Bancorp Inc.	14,669	339
Leucadia National Corp.	12,900	337
WR Berkley Corp.	9,243	334
Assured Guaranty Ltd.	20,094	332
Reinsurance Group of America Inc. Class A	5,570	331
* Arch Capital Group Ltd.	8,850	330
TD Ameritrade Holding Corp.	16,661	329
RenaissanceRe Holdings Ltd.	4,298	325
* Forest City Enterprises Inc. Class A	20,713	324
* MSCI Inc. Class A	8,734	321
Raymond James Financial Inc.	8,734	319
Associated Banc-Corp	22,727	317
Douglas Emmett Inc.	13,834	316
Alexandria Real Estate Equities Inc.	4,300	314
DDR Corp.	21,407	313
Legg Mason Inc.	11,154	312
Allstate Corp.	9,400	309
HCC Insurance Holdings Inc.	9,864	307

* Howard Hughes Corp.	4,800	307
Apartment Investment & Management Co.	11,376	300
Prudential Financial Inc.	4,712	299
American Financial Group Inc.	7,650	295
Allied World Assurance Co. Holdings AG	4,248	292
Assurant Inc.	7,200	292
* First Republic Bank	8,800	290
* St. Joe Co.	15,200	289
* NASDAQ OMX Group Inc.	10,873	282
Brown & Brown Inc.	11,661	277
* American Capital Ltd.	31,200	271
White Mountains Insurance Group Ltd.	538	270
* LPL Investment Holdings Inc.	7,100	269
CapitalSource Inc.	38,614	255
Commerce Bancshares Inc.	6,271	254
Vornado Realty Trust	3,000	253
SEI Investments Co.	12,147	251
Essex Property Trust Inc.	1,600	242
First Citizens BancShares Inc. Class A	1,317	241
Washington Federal Inc.	13,900	234
Huntington Bancshares Inc.	35,900	232
BOK Financial Corp.	4,040	227
Lazard Ltd. Class A	7,700	220
CNA Financial Corp.	7,493	220
* MBIA Inc.	22,375	219
Hanover Insurance Group Inc.	5,014	206
StanCorp Financial Group Inc.	5,000	205
BB&T Corp.	5,800	182
Jefferies Group Inc.	9,300	175
* Genworth Financial Inc. Class A	20,900	174
BRE Properties Inc.	3,400	172
ACE Ltd.	2,100	154
KeyCorp	17,518	149
* TFS Financial Corp.	15,600	148
BlackRock Inc.	722	148
CME Group Inc.	499	144
Chubb Corp.	1,400	97
Hospitality Properties Trust	3,122	83
ProLogis Inc.	2,000	72
Ameriprise Financial Inc.	1,180	67
M&T Bank Corp.	750	65
* Green Dot Corp. Class A	2,400	64
* CIT Group Inc.	1,200	49
City National Corp.	900	47
* E*Trade Financial Corp.	3,200	35
Taubman Centers Inc.	400	29
* Rouse Properties Inc.	1,091	15
Cullen/Frost Bankers Inc.	200	12
People's United Financial Inc.	400	5
		65,821
Health Care (5.5%)
Pfizer Inc.	209,390	4,745
Johnson & Johnson	71,844	4,739
Merck & Co. Inc.	76,921	2,954
Abbott Laboratories	41,200	2,525
UnitedHealth Group Inc.	32,213	1,899
Amgen Inc.	24,055	1,636

* Gilead Sciences Inc.	27,601	1,348
* Celgene Corp.	16,412	1,272
* Biogen Idec Inc.	8,811	1,110
Allergan Inc.	11,409	1,089
* Medco Health Solutions Inc.	15,153	1,065
Bristol-Myers Squibb Co.	30,960	1,045
WellPoint Inc.	13,626	1,006
* Express Scripts Inc.	18,476	1,001
Medtronic Inc.	23,200	909
* Intuitive Surgical Inc.	1,590	861
McKesson Corp.	9,636	846
Thermo Fisher Scientific Inc.	14,767	833
Aetna Inc.	15,855	795
Stryker Corp.	13,149	730
Eli Lilly & Co.	16,600	668
Agilent Technologies Inc.	14,807	659
St. Jude Medical Inc.	13,835	613
Cigna Corp.	11,962	589
Zimmer Holdings Inc.	9,070	583
Cardinal Health Inc.	13,245	571
* Mylan Inc.	22,356	524
* Forest Laboratories Inc.	14,719	511
AmerisourceBergen Corp. Class A	12,706	504
Humana Inc.	5,400	499
Quest Diagnostics Inc.	8,019	490
* Life Technologies Corp.	10,017	489
* Laboratory Corp. of America Holdings	5,191	475
* Waters Corp.	5,118	474
Perrigo Co.	4,428	457
CR Bard Inc.	4,565	451
* Watson Pharmaceuticals Inc.	6,664	447
* DaVita Inc.	4,800	433
Baxter International Inc.	7,100	424
* Varian Medical Systems Inc.	5,800	400
* Mettler-Toledo International Inc.	2,100	388
* Vertex Pharmaceuticals Inc.	9,400	385
* Hospira Inc.	9,860	369
DENTSPLY International Inc.	9,083	365
* Endo Pharmaceuticals Holdings Inc.	9,069	351
PerkinElmer Inc.	12,100	335
Omnicare Inc.	9,293	331
Cooper Cos. Inc.	3,984	326
* Illumina Inc.	5,800	305
Universal Health Services Inc. Class B	7,217	302
HCA Holdings Inc.	10,844	268
Techne Corp.	3,800	266
Covidien plc	4,800	262
* Warner Chilcott plc Class A	15,109	254
Hill-Rom Holdings Inc.	7,522	251
* Tenet Healthcare Corp.	42,100	224
Patterson Cos. Inc.	6,600	220
* Bio-Rad Laboratories Inc. Class A	2,100	218
* CareFusion Corp.	8,395	218
* Alexion Pharmaceuticals Inc.	2,086	194
Becton Dickinson and Co.	1,684	131
* Edwards Lifesciences Corp.	919	67

* Cerner Corp.	505	38
		48,737
Industrials (5.3%)
General Electric Co.	284,909	5,718
United Technologies Corp.	24,876	2,063
Union Pacific Corp.	16,326	1,755
3M Co.	16,900	1,508
Caterpillar Inc.	13,100	1,395
Boeing Co.	15,820	1,177
Danaher Corp.	20,651	1,156
United Parcel Service Inc. Class B	14,000	1,130
FedEx Corp.	11,776	1,083
Precision Castparts Corp.	5,552	960
Cummins Inc.	7,321	879
Honeywell International Inc.	12,900	788
Raytheon Co.	14,149	747
Fastenal Co.	13,325	721
Goodrich Corp.	5,400	677
CSX Corp.	29,700	639
WW Grainger Inc.	2,732	587
Fluor Corp.	9,058	544
Ingersoll-Rand plc	13,100	542
Emerson Electric Co.	9,800	511
Roper Industries Inc.	5,110	507
Textron Inc.	18,111	504
CH Robinson Worldwide Inc.	7,611	498
Expeditors International of Washington Inc.	10,266	477
AMETEK Inc.	9,467	459
Deere & Co.	5,600	453
Republic Services Inc. Class A	14,110	431
Flowserve Corp.	3,671	424
KBR Inc.	11,596	412
* TransDigm Group Inc.	3,510	406
Stanley Black & Decker Inc.	5,227	402
* Stericycle Inc.	4,798	401
JB Hunt Transport Services Inc.	7,310	397
Equifax Inc.	8,958	397
Joy Global Inc.	5,219	384
* WABCO Holdings Inc.	6,296	381
* Jacobs Engineering Group Inc.	8,495	377
* BE Aerospace Inc.	8,011	372
* Thomas & Betts Corp.	5,156	371
Rockwell Collins Inc.	6,400	368
Donaldson Co. Inc.	10,286	368
Southwest Airlines Co.	44,357	366
PACCAR Inc.	7,800	365
* Fortune Brands Home & Security Inc.	16,325	360
Nordson Corp.	6,550	357
Chicago Bridge & Iron Co. NV	8,058	348
Pall Corp.	5,800	346
Valmont Industries Inc.	2,911	342
MSC Industrial Direct Co. Inc. Class A	4,100	341
Towers Watson & Co. Class A	5,100	337
Wabtec Corp.	4,453	336
Landstar System Inc.	5,685	328
* WESCO International Inc.	5,019	328
Regal-Beloit Corp.	5,000	328

* AGCO Corp.	6,937	328
* Quanta Services Inc.	15,495	324
Pentair Inc.	6,800	324
URS Corp.	7,607	323
* Spirit Aerosystems Holdings Inc. Class A	13,000	318
* Huntington Ingalls Industries Inc.	7,819	315
Manitowoc Co. Inc.	22,400	310
SPX Corp.	3,997	310
* Babcock & Wilcox Co.	11,919	307
* Shaw Group Inc.	9,600	304
Toro Co.	4,159	296
Trinity Industries Inc.	8,800	290
Copa Holdings SA Class A	3,638	288
Dun & Bradstreet Corp.	3,400	288
UTi Worldwide Inc.	16,212	279
* AECOM Technology Corp.	12,134	271
* Navistar International Corp.	6,646	269
Gardner Denver Inc.	4,188	264
General Dynamics Corp.	3,491	256
Armstrong World Industries Inc.	5,203	254
Waste Connections Inc.	7,800	254
Manpower Inc.	5,250	249
Robert Half International Inc.	8,200	248
Xylem Inc.	8,739	243
* CNH Global NV	6,000	238
Covanta Holding Corp.	14,400	234
Illinois Tool Works Inc.	3,700	211
Alliant Techsystems Inc.	3,886	195
* Air Lease Corp.	8,000	193
Cintas Corp.	4,550	178
Norfolk Southern Corp.	2,700	178
Tyco International Ltd.	2,600	146
Lockheed Martin Corp.	1,503	135
Exelis Inc.	8,739	109
ITT Corp.	4,369	100
* Delta Air Lines Inc.	9,100	90
* Oshkosh Corp.	3,547	82
Con-way Inc.	2,465	80
Ryder System Inc.	1,400	74
L-3 Communications Holdings Inc.	489	35
* United Continental Holdings Inc.	1,200	26
IDEX Corp.	529	22
		47,089
Information Technology (9.5%)
* Apple Inc.	27,944	16,752
International Business Machines Corp.	36,747	7,667
Microsoft Corp.	203,956	6,578
* Google Inc. Class A	7,772	4,984
Intel Corp.	151,400	4,256
Cisco Systems Inc.	172,215	3,642
Oracle Corp.	121,190	3,534
QUALCOMM Inc.	45,700	3,109
Visa Inc. Class A	17,624	2,080
* EMC Corp.	68,136	2,036
Mastercard Inc. Class A	3,750	1,577
Hewlett-Packard Co.	65,489	1,561
* eBay Inc.	39,444	1,455

* Dell Inc.	59,801	993
* Cognizant Technology Solutions Corp. Class A	11,698	900
Accenture plc Class A	13,600	877
Broadcom Corp. Class A	21,143	831
Corning Inc.	58,977	830
Texas Instruments Inc.	23,446	788
* Yahoo! Inc.	50,666	771
Intuit Inc.	12,524	753
* Adobe Systems Inc.	21,296	731
* NetApp Inc.	15,271	684
Applied Materials Inc.	53,080	660
Motorola Solutions Inc.	12,867	654
* Citrix Systems Inc.	8,154	643
* Symantec Corp.	33,239	622
Altera Corp.	15,152	603
* Teradata Corp.	8,251	562
Analog Devices Inc.	13,696	553
Amphenol Corp. Class A	9,096	544
CA Inc.	19,407	535
Fidelity National Information Services Inc.	15,481	513
* Fiserv Inc.	7,371	511
* Motorola Mobility Holdings Inc.	12,600	494
* Autodesk Inc.	11,608	491
KLA-Tencor Corp.	9,012	490
Xilinx Inc.	13,429	489
* Juniper Networks Inc.	20,600	471
Western Union Co.	25,665	452
Avago Technologies Ltd.	11,135	434
* Alliance Data Systems Corp.	3,377	425
VeriSign Inc.	10,728	411
* BMC Software Inc.	9,883	397
* Lam Research Corp.	7,700	344
Activision Blizzard Inc.	26,460	339
Factset Research Systems Inc.	3,299	327
Global Payments Inc.	6,714	319
* Synopsys Inc.	10,000	307
* SAIC Inc.	22,806	301
FLIR Systems Inc.	11,769	298
Solera Holdings Inc.	6,390	293
* Atmel Corp.	28,800	284
* NVIDIA Corp.	17,900	275
DST Systems Inc.	5,030	273
Total System Services Inc.	11,700	270
National Instruments Corp.	9,411	268
Computer Sciences Corp.	8,200	246
* Fairchild Semiconductor International Inc. Class A	16,325	240
* Marvell Technology Group Ltd.	15,000	236
Automatic Data Processing Inc.	4,274	236
Xerox Corp.	26,155	211
Lexmark International Inc. Class A	5,300	176
* Salesforce.com Inc.	1,103	170
Maxim Integrated Products Inc.	5,500	157
* Ingram Micro Inc.	7,800	145
Tellabs Inc.	35,248	143
Linear Technology Corp.	4,000	135
* LSI Corp.	14,400	125
Harris Corp.	2,100	95

AVX Corp.	6,400	85
* Tech Data Corp.	1,400	76
* First Solar Inc.	2,971	74
IAC/InterActiveCorp	1,500	74
* Arrow Electronics Inc.	700	29
* Freescale Semiconductor Holdings I Ltd.	1,600	25
Lender Processing Services Inc.	800	21
		84,940
Materials (1.9%)
Monsanto Co.	16,208	1,293
Freeport-McMoRan Copper & Gold Inc.	29,394	1,118
Newmont Mining Corp.	16,554	849
EI du Pont de Nemours & Co.	15,728	832
Mosaic Co.	12,048	666
CF Industries Holdings Inc.	3,312	605
Dow Chemical Co.	17,400	603
LyondellBasell Industries NV Class A	13,538	591
Ecolab Inc.	9,400	580
Sigma-Aldrich Corp.	6,780	495
Alcoa Inc.	49,200	493
FMC Corp.	4,399	466
Ball Corp.	10,718	460
Sherwin-Williams Co.	4,100	446
Airgas Inc.	4,819	429
Praxair Inc.	3,600	413
Celanese Corp. Class A	8,640	399
* Crown Holdings Inc.	10,541	388
Vulcan Materials Co.	9,034	386
* WR Grace & Co.	6,600	381
Cytec Industries Inc.	5,833	355
Reliance Steel & Aluminum Co.	6,200	350
* Owens-Illinois Inc.	14,600	341
Solutia Inc.	12,000	335
Nucor Corp.	7,400	318
Ashland Inc.	5,198	317
Westlake Chemical Corp.	4,700	304
Cliffs Natural Resources Inc.	4,384	304
Walter Energy Inc.	5,107	302
Royal Gold Inc.	4,571	298
Silgan Holdings Inc.	6,306	279
Scotts Miracle-Gro Co. Class A	5,042	273
Sealed Air Corp.	11,800	228
Martin Marietta Materials Inc.	2,286	196
Albemarle Corp.	2,800	179
International Paper Co.	4,943	173
Schnitzer Steel Industries Inc.	4,207	168
* Intrepid Potash Inc.	6,803	165
Titanium Metals Corp.	9,700	131
United States Steel Corp.	1,659	49
* Rockwood Holdings Inc.	900	47
Air Products & Chemicals Inc.	500	46
		17,051
Telecommunication Services (1.2%)
AT&T Inc.	157,466	4,918
Verizon Communications Inc.	76,300	2,917
* Crown Castle International Corp.	13,267	708

* SBA Communications Corp. Class A			8,011	407
* Sprint Nextel Corp.			122,135	348
* tw telecom inc Class A			14,900	330
* NII Holdings Inc.			14,251	261
Telephone & Data Systems Inc.			10,725	248
* United States Cellular Corp.			5,015	205
* MetroPCS Communications Inc.			21,500	194
CenturyLink Inc.			2,600	101
* Clearwire Corp. Class A			10,263	23
				10,660
Utilities (1.6%)
Southern Co.			29,442	1,323
NextEra Energy Inc.			15,197	928
Consolidated Edison Inc.			11,880	694
Dominion Resources Inc.			13,408	687
FirstEnergy Corp.			14,278	651
PG&E Corp.			14,635	635
Sempra Energy			10,529	631
Edison International			14,208	604
Xcel Energy Inc.			21,000	556
Entergy Corp.			7,700	517
* AES Corp.			35,469	464
ONEOK Inc.			5,592	457
Wisconsin Energy Corp.			12,732	448
Northeast Utilities			10,794	401
* Calpine Corp.			23,010	396
American Water Works Co. Inc.			11,328	386
CMS Energy Corp.			16,627	366
NSTAR			7,142	347
OGE Energy Corp.			6,393	342
Alliant Energy Corp.			7,713	334
MDU Resources Group Inc.			14,804	331
Exelon Corp.			8,192	321
ITC Holdings Corp.			4,070	313
NV Energy Inc.			19,087	308
Duke Energy Corp.			13,392	281
Questar Corp.			14,533	280
Aqua America Inc.			12,483	278
National Fuel Gas Co.			5,501	265
UGI Corp.			9,552	260
* NRG Energy Inc.			15,424	242
AGL Resources Inc.			6,000	235
* GenOn Energy Inc.			83,412	174
Public Service Enterprise Group Inc.			5,564	170
American Electric Power Co. Inc.			300	12
				14,637
Total Common Stocks (Cost $250,392)				429,416
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.1%)
Alabama (0.2%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	584
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	500	581

Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	500	574
				1,739
Arizona (1.6%)
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/24	100	118
Arizona COP	5.000%	10/1/18 (4)	500	581
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	542
Arizona School Facilities Board COP	5.500%	9/1/23	500	566
Arizona School Facilities Board Revenue
(School Improvement)	5.750%	7/1/14 (Prere.)	500	558
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	500	586
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	500	561
Arizona Transportation Board Highway Revenue	5.250%	7/1/12 (Prere.)	2,215	2,243
Arizona Transportation Board Highway Revenue	5.250%	7/1/12 (Prere.)	1,965	1,990
Arizona Water Infrastructure Finance Authority
Revenue	4.000%	10/1/14	500	544
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	291
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	500	552
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	335
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	780	849
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	500	560
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	841
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	583
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	500	538
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19	500	541
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	590
				13,969
California (5.9%)
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	500	540
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	500	565
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	544
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	3,000	3,044
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	582
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	594
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	606

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	606
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	500	610
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	708
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	500	577
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	205	226
California Economic Recovery Bonds GO	5.000%	7/1/15	295	322
California Economic Recovery Bonds GO	5.000%	7/1/18	500	599
California Economic Recovery Bonds GO	5.000%	7/1/19	500	603
California Economic Recovery Bonds GO	5.000%	7/1/20	500	594
California Economic Recovery Bonds GO	5.250%	7/1/21	500	595
California Economic Recovery Bonds GO	5.000%	7/1/22	500	572
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	601
California GO	5.250%	10/1/13 (14)	500	536
California GO	5.000%	11/1/13	500	536
California GO	5.000%	6/1/15	500	551
California GO	6.000%	2/1/16	500	588
California GO	5.000%	11/1/16	350	405
California GO	5.000%	3/1/17	500	581
California GO	5.000%	4/1/17	500	582
California GO	5.500%	4/1/18	500	602
California GO	6.000%	4/1/18	500	618
California GO	5.000%	9/1/18	500	565
California GO	5.000%	11/1/18 (3)	500	581
California GO	5.000%	6/1/19 (14)	500	570
California GO	5.000%	10/1/21	250	282
California GO	5.000%	6/1/25	495	531
California GO	5.500%	3/1/26	500	564
California GO	5.000%	6/1/27 (14)	500	547
California GO	5.000%	9/1/27	500	541
California GO	4.500%	8/1/28 (2)	485	497
California GO	5.750%	4/1/29	500	576
California GO	5.000%	9/1/29 (2)	500	532
California GO	5.250%	3/1/30	500	546
California GO	5.250%	9/1/30	500	554
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	500	546
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	581
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/20	325	386
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	500	521
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	581
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	651
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.200%	4/2/12 (ETM)	1,250	1,250

California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	541
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	264
2 California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	361
California State University Revenue Systemwide	5.750%	11/1/27	500	574
California State University Revenue Systemwide	5.250%	11/1/29	300	332
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	500	586
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	500	527
Los Angeles CA Community College District GO	5.000%	8/1/27	500	561
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	563
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	574
Los Angeles CA GO	5.000%	9/1/20 (14)	500	549
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	1,825	2,123
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	563
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	558
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	558
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	558
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	680
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	500	556
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	544
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	568
San Diego CA Community College District GO	5.000%	8/1/31	500	567
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	564
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	578
San Diego CA Unified School District GO	0.000%	7/1/27	500	236
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	631
San Diego CA Unified School District GO	0.000%	7/1/28	500	222
San Diego CA Unified School District GO	0.000%	7/1/29	500	209
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	540
San Francisco CA City & County Earthquake
Safety GO	5.000%	6/15/28	500	566
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	578
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	255
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	553
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	585
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	766
University of California Revenue	5.000%	5/15/21	500	559
University of California Revenue	5.000%	5/15/25	500	565
University of California Revenue	5.000%	5/15/27 (14)	500	555

University of California Revenue	5.000%	5/15/28 (14)	500	555
1 University of California Revenue TOB VRDO	0.210%	4/3/12	665	665
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.150%	4/9/12 LOC	1,200	1,200
				52,578
Colorado (0.9%)
Colorado Department of Transportation RAN	5.250%	12/15/13 (Prere.)	3,750	4,058
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	577
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	500	557
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	476
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,644
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	500	524
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	580
				8,416
Connecticut (1.0%)
Connecticut GO	5.500%	12/15/13	3,000	3,264
Connecticut GO	5.000%	1/1/14	500	540
Connecticut GO	5.000%	11/1/14	500	558
Connecticut GO	5.000%	12/1/14	500	559
Connecticut GO	5.000%	11/1/16	410	485
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	539
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.160%	4/9/12	2,100	2,100
Connecticut Special Tax Revenue
(Transportation Infrastructure)	6.500%	10/1/12	500	516
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	127
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	564
				9,252
Delaware (0.1%)
Delaware GO	5.000%	10/1/20	500	626

District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/21 (4)	500	576
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	599
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	565
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	574
				2,314
Florida (2.0%)
Broward County FL Airport System Revenue	5.375%	10/1/29	500	554
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	1,000	1,107
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	435	492
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	500	571
Florida Board of Education Capital Outlay GO	5.000%	1/1/14	500	540
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	500	566
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	597

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	592
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	564
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	705
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	601
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.180%	4/9/12	900	900
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	554
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project) VRDO	0.200%	4/2/12 LOC	700	700
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	544
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	620
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	500	540
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	543
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	588
Orange County FL School Board COP VRDO	0.210%	4/9/12 LOC	1,300	1,300
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	542
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/13 (ETM)	500	537
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	500	560
1 South Florida Water Management District COP
TOB VRDO	0.210%	4/2/12	2,300	2,300
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	500	590
				17,707
Georgia (1.6%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	593
Atlanta GA Airport Revenue	5.000%	1/1/20	500	587
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	619
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	566
Georgia GO	5.000%	10/1/13	500	536
Georgia GO	4.000%	1/1/15	575	630
Georgia GO	5.000%	9/1/15 (Prere.)	500	574
Georgia GO	5.000%	4/1/16	500	583
Georgia GO	5.000%	5/1/16	500	585
Georgia GO	5.000%	7/1/16	400	470
Georgia GO	5.000%	7/1/16	500	588
Georgia GO	5.000%	5/1/17	450	539
Georgia GO	5.750%	8/1/17	500	621
Georgia GO	5.000%	7/1/21	500	629
Georgia GO	5.000%	7/1/22	500	597
Georgia GO	5.000%	5/1/25	500	597
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	500	548
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	500	593
Gwinnett County GA School District GO	5.000%	2/1/28	500	614
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	590	655

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	527
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College & State
University Foundation)	5.625%	9/1/14 (Prere.)	500	567
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	428
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	613
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	565
				14,424
Hawaii (0.6%)
Hawaii GO	5.750%	2/1/15 (4)	500	573
Hawaii GO	5.000%	4/1/19 (2)	500	582
Hawaii GO	5.000%	6/1/29	500	578
Hawaii GO	5.000%	12/1/29	500	579
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	628
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	585
Honolulu HI City & County GO	5.000%	12/1/30	310	353
Honolulu HI City & County GO	5.250%	8/1/31	500	584
University of Hawaii Revenue	5.000%	10/1/27	500	565
				5,027
Illinois (1.8%)
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	554
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	545
Chicago IL GO	5.000%	12/1/16 (2)	500	575
Chicago IL GO	5.500%	1/1/17 (4)	500	579
Chicago IL GO	5.000%	1/1/19 (2)	500	553
Chicago IL GO VRDO	0.200%	4/2/12	1,425	1,425
Chicago IL GO VRDO	0.200%	4/2/12	860	860
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	571
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/15 (14)	155	171
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	370	423
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	500	545
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24 (14)	500	537
Cook County IL GO	5.000%	11/15/21	500	571
Cook County IL GO	5.000%	11/15/28	500	540
Cook County IL GO	5.250%	11/15/28	500	554
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	500	533
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	575
Illinois GO	5.000%	1/1/18	500	565
Illinois GO	5.000%	1/1/21 (4)	500	558
Illinois GO	5.000%	6/1/26	500	519
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	656
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	601
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	548
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	542
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	1,000	794
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	264

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	124
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	448
				15,730
Indiana (0.9%)
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.200%	4/2/12	5,100	5,100
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	598
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	302
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	500	515
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	597
Indiana Transportation Finance Authority
Highway Revenue	5.000%	12/1/12 (14)	500	516
Indiana University Student Fee Revenue	5.000%	6/1/19	445	544
Indiana University Student Fee Revenue	5.000%	8/1/23	100	114
				8,286
Iowa (0.0%)
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/24	220	256

Kansas (0.5%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	500	583
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	580
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,449
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	900	1,035
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/29	500	535
				4,182
Kentucky (0.2%)
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	150	172
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	577
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	552
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	567
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	305	349
				2,217
Louisiana (0.5%)
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	469
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	537

Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	547
Louisiana GO	5.000%	5/1/18 (4)	500	570
Louisiana GO	5.000%	5/1/23 (4)	500	567
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,376
				4,066
Maine (0.1%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	582

Maryland (1.2%)
Howard County MD GO	5.000%	8/15/24	200	244
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	605
Maryland GO	5.000%	3/1/15	550	621
Maryland GO	5.250%	3/1/15	500	569
Maryland GO	5.000%	8/1/15	500	573
Maryland GO	5.000%	8/1/15 (Prere.)	500	573
Maryland GO	5.000%	11/1/16	105	125
Maryland GO	5.000%	7/15/17	610	734
Maryland GO	5.000%	8/1/17	500	603
Maryland GO	5.250%	8/15/17	500	610
Maryland GO	5.000%	3/15/22	500	597
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15 (4)	750	824
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	597
Maryland Transportation Authority GAN	5.000%	3/1/16	465	542
Maryland Transportation Authority GAN	5.250%	3/1/16	150	176
Maryland Transportation Authority GAN	5.250%	3/1/20	500	613
Montgomery County MD GO	5.000%	7/1/17	500	601
Montgomery County MD GO	5.000%	11/1/17	500	606
Prince Georges County MD GO	5.000%	9/15/23	500	614
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	500	600
				11,027
Massachusetts (2.8%)
2 Boston MA GO	5.000%	2/1/22	500	629
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	613
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	608
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	517
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	622
Massachusetts College Building Authority
Revenue	5.000%	5/1/16 (Prere.)	500	583
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	504
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	568
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	350	382
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	441

Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	500	528
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.170%	4/9/12 LOC	500	500
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,166
Massachusetts GO	5.000%	5/1/14	500	548
Massachusetts GO	5.000%	8/1/14	500	553
Massachusetts GO	5.000%	8/1/15	500	573
Massachusetts GO	5.500%	11/1/16	500	604
Massachusetts GO	5.500%	10/1/18	500	623
Massachusetts GO	5.000%	7/1/20	500	609
Massachusetts GO	5.000%	8/1/20	500	617
Massachusetts GO	5.500%	10/1/20	500	638
Massachusetts GO	5.250%	8/1/23	500	630
Massachusetts GO	5.000%	3/1/26	500	584
Massachusetts GO	5.000%	4/1/29	500	575
Massachusetts GO VRDO	0.260%	4/2/12	3,100	3,100
Massachusetts Health & Educational Facilities
Authority Revenue (Caritas Christi Obligated
Group)	6.500%	7/1/12 (ETM)	505	512
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	581
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/15 (14)	500	555
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/22	475	626
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	610
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	500	551
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	500	554
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	500	598
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	142
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	637
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,050
University of Massachusetts Building Authority
Revenue	5.250%	11/1/14 (Prere.)	500	561
				25,292
Michigan (0.7%)
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	570
Mason MI Public School District (School Building
& Site) GO	5.250%	5/1/17 (4)	1,850	2,018
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	589
Michigan GO	5.000%	9/15/14 (4)	500	549
Michigan GO	5.000%	5/1/18	500	589
Michigan GO	5.500%	11/1/25	595	687
Michigan Trunk Line Revenue	5.000%	11/1/21	500	593

Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	555
				6,150
Minnesota (0.7%)
Chisago Lakes MN Independent School District
GO	5.000%	2/1/15 (4)	500	560
Minnesota GO	5.000%	6/1/13	65	69
Minnesota GO	5.000%	6/1/13 (ETM)	435	459
Minnesota GO	5.000%	11/1/14	500	558
Minnesota GO	5.000%	8/1/15	500	573
Minnesota GO	5.000%	10/1/17	500	605
Minnesota GO	5.000%	8/1/19	500	618
Minnesota GO	5.000%	8/1/21	500	615
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	563
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	551
University of Minnesota Revenue	5.000%	8/1/19	500	609
University of Minnesota Revenue	5.250%	12/1/29	500	589
				6,369
Mississippi (0.1%)
DeSoto County MS School District GO	5.000%	5/1/19	370	448
Mississippi GO	5.500%	12/1/18	750	936
				1,384
Missouri (0.4%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	500	561
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/15	300	341
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	596
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	757
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	585
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/23	350	416
				3,256
Nebraska (0.0%)
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	381

Nevada (0.5%)
Clark County NV GO	5.000%	12/1/29	500	550
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	550
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	155	173
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	506
Clark County NV School District GO	5.000%	6/15/18	1,690	1,976

Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/26 (3)	500	551
				4,306
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	557
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	135
				692
New Jersey (2.9%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/13 (Prere.)	875	943
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	379
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	500	362
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	495	620
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.160%	4/2/12 LOC	1,600	1,600
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/29	500	551
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	577
New Jersey Economic Development Authority
Revenue (New Jersey Transit Light Rail
Transit System Project)	5.000%	5/1/17	500	582
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	533
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	533
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	500	549
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	400	460
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	500	545
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	500	548
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	500	588
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	425	484
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	195	224
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	530	613
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	500	572
New Jersey GO	5.250%	7/15/15 (2)	500	574
New Jersey GO	5.000%	8/15/15	790	903
New Jersey GO	5.250%	7/1/16 (14)	500	589
New Jersey GO	5.250%	7/15/18 (2)	500	609
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	559

New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	276
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	400	429
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	227
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	200	226
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	533
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	500	552
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/14 (14)	500	559
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	170	196
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	110	128
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	200	233
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	320
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (14)	100	119
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	181
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	2,500	3,037
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	988
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	570
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	100	117
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	571
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	500	610
Newark NJ GO	5.000%	10/1/19	500	582
Rutgers State University New Jersey Revenue
VRDO	2.250%	4/3/12	200	200
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	500	520
				25,671
New Mexico (0.2%)
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	587
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/13 (2)	500	528
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	592
				1,707
New York (9.0%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	500	561
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	591

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	596
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	559
Long Island NY Power Authority Electric System
Revenue	5.500%	12/1/12 (ETM)	2,000	2,071
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14	410	446
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	721
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	562
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	500	558
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	500	564
New York City NY GO	5.750%	8/1/12 (Prere.)	20	20
New York City NY GO	5.500%	6/1/13 (Prere.)	500	531
New York City NY GO	5.250%	8/1/13	500	533
New York City NY GO	5.750%	8/1/13	480	489
New York City NY GO	5.750%	8/1/13	500	509
New York City NY GO	5.000%	1/1/14	500	539
New York City NY GO	5.250%	9/1/14	500	556
New York City NY GO	5.000%	2/1/16	105	121
New York City NY GO	5.000%	8/1/16	500	582
New York City NY GO	5.000%	2/1/17	500	586
New York City NY GO	5.000%	9/1/17	500	567
New York City NY GO	5.000%	2/1/18	500	581
New York City NY GO	5.000%	8/1/19	500	582
New York City NY GO	5.000%	8/1/23 (14)	500	563
New York City NY GO	5.000%	11/1/23	305	336
New York City NY GO	5.250%	8/15/24	500	575
New York City NY GO	5.000%	8/1/25	905	1,004
New York City NY GO	5.000%	8/15/26	475	531
New York City NY GO	5.000%	5/15/28	480	535
New York City NY GO	5.000%	8/1/28	400	450
New York City NY GO	5.000%	8/1/28	500	559
New York City NY GO	5.500%	11/15/28	300	345
New York City NY GO	5.625%	4/1/29	840	976
New York City NY GO	5.000%	5/15/29	500	557
New York City NY GO	5.000%	8/1/31	365	410
New York City NY GO VRDO	0.170%	4/9/12 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	544
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	5/1/12	500	502
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/12 (Prere.)	500	505
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/12 (Prere.)	110	111
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	285
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/17	390	394

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	684
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	566
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	557
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	277
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	564
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	563
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	500	547
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	500	546
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	572
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	569
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,201
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	8/1/12 (Prere.)	500	509
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	500	521
New York City NY Transitional Finance Authority
Future Tax Revenue	5.375%	2/1/13	2,000	2,036
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	500	586
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	280	321
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	500	586
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	500	579
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	500	566
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	579
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	565
New York GO	4.500%	2/1/17	500	577
New York GO	4.500%	2/1/18	500	583
New York GO	4.500%	2/1/19	500	588
New York GO	5.000%	2/15/30	315	359
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (3)	300	367
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	563
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	546
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	552
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	699

New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	500	569
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	668
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	210	250
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	559
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	600	681
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/19 (14)	500	515
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	611
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	607
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/15	100	113
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	594
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	461
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	276
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	529
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	595	656
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	547
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	325	374
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	500	532
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	634
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	549
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	165	186
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	591
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	575
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	595
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	458
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	316
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	582
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	500	604

New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	544
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	500	570
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	427
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	607
New York State Local Government Assistance
Corp. Revenue VRDO	0.170%	4/9/12	1,200	1,200
New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	609
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	585
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	567
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13	500	524
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (2)	500	525
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	475	476
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	500	569
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	571
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	558
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	550
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	261
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	606
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	610
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	385	428
New York State Thruway Authority Revenue
(Service Contract)	5.500%	4/1/14	4,000	4,009
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	100	112
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	500	560
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	400	463
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	606
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	318
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	100	121
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	674
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,758
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	636

Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	549
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	580
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/19 (14)	500	623
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/21 (14)	500	631
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	559
Westchester County NY GO	5.000%	7/1/20	500	625
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	520
				79,998
North Carolina (1.3%)
Guilford County NC GO	5.000%	3/1/18	500	607
Mecklenburg County NC GO	5.000%	3/1/17	500	596
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	569
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	672
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	565
North Carolina Eastern Municipal Power Agency
Revenue	5.125%	1/1/14	2,400	2,478
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/26	500	552
North Carolina GO	5.000%	3/1/16	500	581
North Carolina GO	5.000%	3/1/18	500	599
North Carolina GO	5.000%	5/1/22	250	316
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/21 (4)	2,000	2,286
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	500	540
2 Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	500	591
Wake County NC GO	5.000%	2/1/18	350	424
Wake County NC GO	5.000%	3/1/22	400	505
Wake County NC Public Improvement GO	5.000%	3/1/16	100	116
				11,997
Ohio (1.8%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	579
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	534
Cincinnati OH City School District GO	5.250%	12/1/26 (14)	500	625
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	500	547
Columbus OH GO	5.000%	7/1/25	535	649
Columbus OH Sewer Revenue VRDO	0.180%	4/9/12	500	500
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	3.010%	4/3/12	400	400
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	391
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	565
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	559
Ohio Conservation Projects GO	5.000%	3/1/17	1,885	2,037
Ohio GO	5.000%	9/15/19	260	295
2 Ohio GO	5.000%	8/1/23	500	604

Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.190%	4/2/12 LOC	700	700
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/14	500	559
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/15	550	633
Ohio State University General Receipts
Revenue	5.000%	12/1/16	500	590
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	567
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	550
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	2,365	2,598
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	635	697
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	500	600
				15,779
Oklahoma (0.2%)
Oklahoma City OK GO	5.000%	3/1/24	525	631
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	339
University of Oklahoma Revenue	5.000%	7/1/31	475	541
				1,511
Oregon (0.1%)
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	585
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	577
				1,162
Pennsylvania (1.7%)
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	325	365
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	583
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	571
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	571
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	542
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.200%	4/3/12	500	500
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	750	785
Pennsylvania GO	5.000%	9/1/14 (4)	500	555
Pennsylvania GO	5.000%	5/1/15	405	460
Pennsylvania GO	5.250%	7/1/15	500	575
Pennsylvania GO	5.000%	3/1/16	100	116
Pennsylvania GO	5.000%	7/1/16	120	141
Pennsylvania GO	5.000%	7/1/16	400	470
Pennsylvania GO	5.000%	11/15/17	500	604
Pennsylvania GO	5.375%	7/1/21	500	638
Pennsylvania GO	5.000%	8/1/22	500	586
Pennsylvania GO	5.000%	1/1/26	100	112

Pennsylvania GO	5.000%	4/15/28	500	580
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	223
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	500	563
Pennsylvania State University Revenue	5.000%	3/1/25	500	580
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	391
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,129
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	563
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	553
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	534
Philadelphia PA School District GO	5.250%	9/1/22	500	570
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	646
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	589
				15,095
Puerto Rico (1.4%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/20	500	575
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	529
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/21	500	561
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	575
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/23	500	531
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	500	542
Puerto Rico GO	6.000%	7/1/27 (14)	500	553
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/22 (3)	500	536
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/25	500	537
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	500	549
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22 (11)	500	536
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (3)	2,425	2,589
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	500	562
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	500	504
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,379
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	557
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	532
				12,147
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	500	565
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	294
Greenville County SC School District GO	5.000%	12/1/27	500	549
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	1,600	985
South Carolina GO	5.000%	4/1/20	450	560
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	536
South Carolina Public Service Authority
Revenue	5.000%	1/1/16	130	150

South Carolina Public Service Authority
Revenue	5.000%	1/1/29	500	551
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/13 (2)	500	534
				4,724
Tennessee (0.8%)
Memphis TN Electric System Revenue	5.000%	12/1/17	500	601
Memphis TN GO	5.000%	7/1/21	500	606
Memphis TN GO	5.000%	5/1/30	500	570
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	500	610
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/15	350	401
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	605
Shelby County TN GO	5.000%	3/1/19	500	609
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	123
Shelby County TN GO	5.000%	4/1/19	400	486
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	500	546
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	500	559
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	500	558
Tennessee GO	5.000%	8/1/14	500	554
				6,828
Texas (4.6%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	1,000	847
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	620
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	275	319
Board of Regents of the University of Texas
System Revenue Financing System Revenue	5.000%	8/15/18	500	607
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	545
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	227
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	593
Cypress-Fairbanks TX Independent School
District Unlimited Tax Schoolhouse GO	5.000%	2/15/30	500	563
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	500	539
Dallas TX GO	5.000%	2/15/15	500	563
Dallas TX Independent School District GO	5.000%	8/15/14	500	554
Dallas TX Independent School District GO	5.000%	2/15/23	485	584
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/15 (2)	485	560
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	200	241
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	330	404

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	597
2 Garland TX Independent School District GO	5.000%	2/15/23	470	566
Harris County TX Flood Control District GO	5.250%	10/1/18	435	535
Harris County TX GO	5.000%	10/1/23	300	363
Harris County TX GO	5.000%	10/1/23	500	588
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.200%	4/2/12 LOC	1,625	1,625
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.230%	4/2/12	800	800
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	565
Houston TX GO	5.000%	3/1/20	500	601
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	571
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	500	537
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	564
Houston TX Utility System Revenue	5.250%	11/15/30	500	576
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	568
Lone Star College System Texas GO	5.000%	8/15/23	250	303
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	500	552
2 Lubbock TX GO	5.000%	2/15/23	500	599
North East TX Independent School District GO	5.250%	2/1/22	500	634
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	597
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	582
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	284
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	588
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	552
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	554
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	607
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	905	1,025
2 San Antonio TX GO	5.000%	2/1/24	500	594
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	260	306
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	376
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/26	500	534
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	572
2 Texas GO	5.000%	8/1/31	500	572
1 Texas GO TOB VRDO	0.200%	4/2/12	3,800	3,800
Texas GO TOB VRDO	0.200%	4/2/12	1,700	1,700
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,446
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	500	551
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	500	566
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/28	500	560
Texas Transportation Commission Revenue	4.750%	4/1/24	500	563

Texas Transportation Commission Revenue	5.000%	4/1/25	500	565
Texas Transportation Commission Revenue	5.000%	4/1/26	500	565
Texas Water Financial Assistance GO	5.000%	8/1/24	500	599
Texas Water Financial Assistance GO	5.000%	8/1/25	500	596
Texas Water Financial Assistance GO	5.000%	8/1/27	500	566
University of Texas Permanent University Fund
Revenue	5.250%	7/1/22	500	632
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	399
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	621
Williamson County TX GO	5.000%	2/15/23	230	282
				40,664
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	572
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/21	500	527
Utah GO	5.000%	7/1/16	500	588
Utah GO	5.000%	7/1/16	500	588
				2,275
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	514

Virginia (0.7%)
Arlington County VA GO	5.000%	8/1/23	500	625
Chesterfield County VA GO	5.000%	1/1/22	500	630
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	605
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	611
2 Norfolk VA Water Revenue	5.000%	11/1/31	500	577
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	540
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	200	236
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	440
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/22	575	715
Virginia Public School Authority Revenue	5.000%	8/1/13	500	532
Virginia Public School Authority Revenue	5.000%	8/1/19	500	613
				6,124
Washington (1.2%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	612
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	500	589
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	594
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	100	114
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	1,010
2 King County WA GO	5.000%	1/1/24	500	600
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	728

Port of Seattle WA Revenue	5.000%	8/1/29	250	282
University of Washington Revenue	5.000%	4/1/31	335	383
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	449
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	497
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	566
Washington GO	5.700%	10/1/15 (4)	410	441
Washington GO	5.000%	2/1/16	500	578
Washington GO	0.000%	6/1/20 (3)	500	410
Washington GO	5.000%	8/1/20	500	610
Washington GO	5.000%	7/1/21 (4)	500	575
Washington GO	5.000%	7/1/21	500	594
Washington GO	5.000%	2/1/32	500	567
Washington State University General Revenue	5.000%	10/1/31	500	565
				10,764
Wisconsin (0.7%)
Madison WI Metropolitan School District
Revenue TOB VRDO	0.190%	4/3/12	300	300
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	535
Wisconsin GO	4.000%	9/1/15	970	1,075
Wisconsin GO	5.000%	5/1/16	500	583
Wisconsin GO	5.000%	5/1/16 (4)	600	676
Wisconsin GO	5.000%	5/1/23	500	574
2 Wisconsin GO	5.000%	5/1/24	500	603
Wisconsin Health & Educational Facilities
Authority Revenue (Meriter Hospital Inc.
Project) VRDO	0.210%	4/2/12 LOC	1,180	1,180
Wisconsin Transportation Revenue	5.250%	7/1/14 (4)	500	554
2 Wisconsin Transportation Revenue	5.000%	7/1/23	500	609
				6,689
Total Tax-Exempt Municipal Bonds (Cost $437,523)				463,877
Total Investments (100.3%) (Cost $687,915)				893,293
Other Assets and Liabilities-Net (-0.3%)				(2,377)
Net Assets (100%)				890,916

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate value of these securities was $8,015,000, representing 0.9% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2012.

Tax-Managed Balanced Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	429,416	----	----
Tax-Exempt Municipal Bonds	----	463,877	----
Total	429,416	463,877	----

C. At March 31, 2012, the cost of investment securities for tax purposes was $687,915,000. Net unrealized appreciation of investment securities for tax purposes was $205,378,000, consisting of unrealized gains of $213,735,000 on securities that had risen in value since their purchase and $8,357,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.7%)
	Brunswick Corp.	402,402	10,362
	Men's Wearhouse Inc.	231,271	8,966
*	Coinstar Inc.	137,197	8,719
*	Crocs Inc.	406,545	8,505
*	Select Comfort Corp.	253,838	8,222
	Wolverine World Wide Inc.	218,073	8,108
	Pool Corp.	213,812	8,001
*	Genesco Inc.	109,381	7,837
*	Steven Madden Ltd.	176,274	7,536
*	Buffalo Wild Wings Inc.	82,881	7,516
*	Cabela's Inc.	191,887	7,321
*	Hibbett Sports Inc.	119,118	6,498
	Hillenbrand Inc.	278,971	6,402
*	JOS A Bank Clothiers Inc.	124,981	6,300
*	Live Nation Entertainment Inc.	658,680	6,192
*	Liz Claiborne Inc.	440,454	5,884
	Buckle Inc.	120,751	5,784
*	Vitamin Shoppe Inc.	130,177	5,755
*	Children's Place Retail Stores Inc.	110,898	5,730
	Cracker Barrel Old Country Store Inc.	102,352	5,711
*	Iconix Brand Group Inc.	328,299	5,706
	Monro Muffler Brake Inc.	137,351	5,699
	Group 1 Automotive Inc.	101,380	5,695
*	BJ's Restaurants Inc.	107,479	5,412
	Finish Line Inc. Class A	231,194	4,906
*	Helen of Troy Ltd.	140,673	4,784
*	Jack in the Box Inc.	196,420	4,708
	Arbitron Inc.	121,389	4,489
	Texas Roadhouse Inc. Class A	264,971	4,409
*	Peet's Coffee & Tea Inc.	57,645	4,248
*	Shuffle Master Inc.	239,836	4,221
	Sturm Ruger & Co. Inc.	84,804	4,164
	Ryland Group Inc.	198,542	3,828
	PF Chang's China Bistro Inc.	94,616	3,739
	Cato Corp. Class A	131,568	3,637
*	Zumiez Inc.	97,152	3,508
	PEP Boys-Manny Moe & Jack	234,885	3,504
*	La-Z-Boy Inc.	231,956	3,470
*	DineEquity Inc.	69,131	3,429
*	Marriott Vacations Worldwide Corp.	120,236	3,428
*	Meritage Homes Corp.	124,396	3,366
*	iRobot Corp.	120,890	3,295
	CEC Entertainment Inc.	84,256	3,194
*	Pinnacle Entertainment Inc.	276,799	3,186
	Oxford Industries Inc.	61,731	3,137
*	True Religion Apparel Inc.	113,991	3,123
*	Papa John's International Inc.	82,687	3,114
*	Lumber Liquidators Holdings Inc.	123,793	3,108
	Interval Leisure Group Inc.	177,520	3,089

* American Public Education Inc.	79,492	3,021
Ethan Allen Interiors Inc.	115,873	2,934
Sonic Automotive Inc. Class A	155,158	2,779
* Biglari Holdings Inc.	6,371	2,567
* Ruby Tuesday Inc.	279,458	2,551
Fred's Inc. Class A	172,455	2,520
Lithia Motors Inc. Class A	96,157	2,519
* Maidenform Brands Inc.	105,138	2,367
* Arctic Cat Inc.	54,640	2,340
* Drew Industries Inc.	84,860	2,318
* Quiksilver Inc.	546,368	2,207
Stage Stores Inc.	135,848	2,206
* OfficeMax Inc.	385,143	2,203
* Capella Education Co.	61,115	2,197
* Sonic Corp.	277,423	2,131
Superior Industries International Inc.	105,630	2,064
* Rue21 Inc.	70,168	2,059
Jakks Pacific Inc.	116,235	2,028
* Standard Pacific Corp.	452,359	2,018
* Blue Nile Inc.	60,448	1,994
Callaway Golf Co.	290,169	1,962
HOT Topic Inc.	189,372	1,922
Movado Group Inc.	78,245	1,921
* Career Education Corp.	238,054	1,919
* Boyd Gaming Corp.	242,878	1,904
* Red Robin Gourmet Burgers Inc.	49,927	1,857
Harte-Hanks Inc.	196,840	1,781
Blyth Inc.	23,332	1,746
Brown Shoe Co. Inc.	187,662	1,732
* Corinthian Colleges Inc.	380,072	1,574
Standard Motor Products Inc.	87,049	1,544
* EW Scripps Co. Class A	139,875	1,381
* Universal Electronics Inc.	66,382	1,326
* Multimedia Games Holding Co. Inc.	120,447	1,320
* Winnebago Industries Inc.	131,181	1,286
Universal Technical Institute Inc.	96,312	1,270
* Ruth's Hospitality Group Inc.	157,992	1,199
* Kirkland's Inc.	72,380	1,171
* VOXX International Corp. Class A	84,262	1,143
PetMed Express Inc.	91,342	1,131
* Digital Generation Inc.	110,127	1,124
Marcus Corp.	89,309	1,121
* M/I Homes Inc.	83,987	1,038
* Perry Ellis International Inc.	54,277	1,013
Haverty Furniture Cos. Inc.	85,947	954
* MarineMax Inc.	104,430	859
* O'Charleys Inc.	83,451	821
* Stein Mart Inc.	121,831	804
Spartan Motors Inc.	151,682	802
Lincoln Educational Services Corp.	101,238	801
Big 5 Sporting Goods Corp.	97,108	761
* Tuesday Morning Corp.	192,864	741
* Midas Inc.	64,448	740
* Monarch Casino & Resort Inc.	51,560	531
* K-Swiss Inc. Class A	125,667	515
* Coldwater Creek Inc.	397,196	461
* Skechers U.S.A. Inc. Class A	29,954	381

* Zale Corp.	117,388	363
Christopher & Banks Corp.	67,012	125
Nutrisystem Inc.	348	4
		353,016
Consumer Staples (4.3%)
* United Natural Foods Inc.	220,437	10,286
* TreeHouse Foods Inc.	161,987	9,638
Casey's General Stores Inc.	171,839	9,530
* Darling International Inc.	529,067	9,216
* Hain Celestial Group Inc.	199,207	8,727
Snyders-Lance Inc.	208,945	5,401
B&G Foods Inc. Class A	213,918	4,815
Sanderson Farms Inc.	83,863	4,447
Andersons Inc.	82,535	4,019
* Boston Beer Co. Inc. Class A	37,467	4,001
* Prestige Brands Holdings Inc.	225,681	3,945
J&J Snack Foods Corp.	64,304	3,374
WD-40 Co.	71,252	3,231
Cal-Maine Foods Inc.	63,967	2,448
Diamond Foods Inc.	98,479	2,247
Spartan Stores Inc.	102,204	1,852
* Central Garden and Pet Co. Class A	190,829	1,838
Nash Finch Co.	54,408	1,546
Calavo Growers Inc.	56,244	1,506
* Alliance One International Inc.	392,185	1,479
Inter Parfums Inc.	72,550	1,138
* Seneca Foods Corp. Class A	40,960	1,079
* Medifast Inc.	6,294	110
		95,873
Energy (4.4%)
Lufkin Industries Inc.	149,283	12,040
* SEACOR Holdings Inc.	96,970	9,288
Bristow Group Inc.	161,253	7,697
* Hornbeck Offshore Services Inc.	157,583	6,623
* Stone Energy Corp.	221,134	6,322
* Gulfport Energy Corp.	201,847	5,878
* Swift Energy Co.	189,354	5,497
* Approach Resources Inc.	118,911	4,394
* Cloud Peak Energy Inc.	272,084	4,334
* Petroleum Development Corp.	105,353	3,908
* Exterran Holdings Inc.	278,098	3,668
* ION Geophysical Corp.	567,929	3,663
* Comstock Resources Inc.	212,477	3,363
* Contango Oil & Gas Co.	56,835	3,348
* OYO Geospace Corp.	28,432	2,995
* GeoResources Inc.	89,025	2,915
* Pioneer Drilling Co.	274,688	2,417
* Basic Energy Services Inc.	130,933	2,272
Gulf Island Fabrication Inc.	64,055	1,875
* Tetra Technologies Inc.	194,412	1,831
* Matrix Service Co.	116,093	1,626
* Petroquest Energy Inc.	255,375	1,568
Overseas Shipholding Group Inc.	117,296	1,481
Penn Virginia Corp.	204,835	932
		99,935

Exchange-Traded Fund (4.0%)
1 Vanguard REIT ETF	1,400,000	89,054

Financials (16.1%)
ProAssurance Corp.	137,916	12,152
Delphi Financial Group Inc.	246,437	11,033
* Stifel Financial Corp.	242,647	9,182
Susquehanna Bancshares Inc.	842,306	8,322
FNB Corp.	629,054	7,599
Kilroy Realty Corp.	150,967	7,037
Umpqua Holdings Corp.	510,003	6,916
UMB Financial Corp.	146,121	6,537
BioMed Realty Trust Inc.	342,872	6,508
* Ezcorp Inc. Class A	197,792	6,419
Cash America International Inc.	132,415	6,347
Mid-America Apartment Communities Inc.	90,832	6,088
Extra Space Storage Inc.	210,359	6,056
Tanger Factory Outlet Centers	200,455	5,960
* Texas Capital Bancshares Inc.	169,624	5,872
Wintrust Financial Corp.	162,791	5,826
United Bankshares Inc.	201,533	5,816
* First Cash Financial Services Inc.	134,128	5,753
Old National Bancorp	422,758	5,555
Post Properties Inc.	117,865	5,523
Northwest Bancshares Inc.	434,727	5,521
LaSalle Hotel Properties	189,973	5,346
RLI Corp.	74,514	5,338
Community Bank System Inc.	172,643	4,969
First Financial Bankshares Inc.	140,429	4,944
National Penn Bancshares Inc.	548,578	4,855
Entertainment Properties Trust	104,389	4,842
Glacier Bancorp Inc.	320,909	4,794
CVB Financial Corp.	390,655	4,586
First Financial Bancorp	260,030	4,498
Selective Insurance Group Inc.	242,079	4,263
Colonial Properties Trust	194,993	4,237
PrivateBancorp Inc. Class A	266,360	4,041
Columbia Banking System Inc.	176,319	4,017
Tower Group Inc.	178,079	3,994
First Midwest Bancorp Inc.	332,986	3,989
* World Acceptance Corp.	64,979	3,980
Bank of the Ozarks Inc.	126,700	3,961
* Financial Engines Inc.	174,789	3,908
* BBCN Bancorp Inc.	348,233	3,876
DiamondRock Hospitality Co.	374,295	3,851
Healthcare Realty Trust Inc.	173,314	3,813
PacWest Bancorp	149,863	3,642
Provident Financial Services Inc.	240,679	3,497
Boston Private Financial Holdings Inc.	348,337	3,452
NBT Bancorp Inc.	147,954	3,267
Sovran Self Storage Inc.	64,294	3,204
Horace Mann Educators Corp.	178,484	3,145
EastGroup Properties Inc.	61,806	3,104
Oritani Financial Corp.	204,841	3,007
Prospect Capital Corp.	270,676	2,972
Interactive Brokers Group Inc.	172,801	2,938
* Virtus Investment Partners Inc.	34,239	2,937

Brookline Bancorp Inc.	313,437	2,937
First Commonwealth Financial Corp.	467,903	2,864
Safety Insurance Group Inc.	67,683	2,818
* Pinnacle Financial Partners Inc.	153,323	2,813
* National Financial Partners Corp.	185,005	2,801
Independent Bank Corp.	96,013	2,758
Infinity Property & Casualty Corp.	52,702	2,758
S&T Bancorp Inc.	125,704	2,727
Medical Properties Trust Inc.	292,842	2,718
PS Business Parks Inc.	41,412	2,714
Lexington Realty Trust	299,860	2,696
Home Bancshares Inc.	99,928	2,659
Employers Holdings Inc.	146,873	2,601
* Forestar Group Inc.	157,911	2,430
ViewPoint Financial Group	151,352	2,328
* Navigators Group Inc.	49,220	2,325
City Holding Co.	66,054	2,293
LTC Properties Inc.	67,844	2,171
Acadia Realty Trust	95,197	2,146
* Investment Technology Group Inc.	179,260	2,144
Meadowbrook Insurance Group Inc.	228,182	2,129
* AMERISAFE Inc.	80,903	2,002
Simmons First National Corp. Class A	77,111	1,992
Pennsylvania REIT	124,870	1,907
* Piper Jaffray Cos.	69,678	1,855
Dime Community Bancshares Inc.	125,221	1,829
Cousins Properties Inc.	232,049	1,759
Franklin Street Properties Corp.	161,428	1,711
United Fire Group Inc.	92,508	1,655
Tompkins Financial Corp.	39,698	1,590
Inland Real Estate Corp.	173,064	1,535
* eHealth Inc.	89,874	1,466
* Hanmi Financial Corp.	141,251	1,429
Sterling Bancorp	138,532	1,329
* Wilshire Bancorp Inc.	268,820	1,298
Stewart Information Services Corp.	86,482	1,229
Calamos Asset Management Inc. Class A	90,113	1,181
Universal Health Realty Income Trust	28,465	1,128
Trustco Bank Corp. NY	194,879	1,113
Presidential Life Corp.	95,535	1,092
Saul Centers Inc.	26,443	1,067
Urstadt Biddle Properties Inc. Class A	51,780	1,022
Bank Mutual Corp.	207,492	838
* United Community Banks Inc.	85,226	831
SWS Group Inc.	131,987	755
Kite Realty Group Trust	142,768	752
Cedar Realty Trust Inc.	125,042	640
Getty Realty Corp.	35,641	555
* First BanCorp/Puerto Rico	93,468	411
Parkway Properties Inc.	4,359	46
		363,136
Health Care (10.9%)
* Salix Pharmaceuticals Ltd.	267,604	14,049
* Cubist Pharmaceuticals Inc.	283,234	12,250
* Centene Corp.	228,408	11,185
* Questcor Pharmaceuticals Inc.	286,175	10,766
* Viropharma Inc.	318,742	9,585

* Zoll Medical Corp.	100,147	9,277
* Align Technology Inc.	309,435	8,525
* Haemonetics Corp.	113,173	7,886
Quality Systems Inc.	178,249	7,795
* PAREXEL International Corp.	267,694	7,220
West Pharmaceutical Services Inc.	152,347	6,479
* Par Pharmaceutical Cos. Inc.	164,627	6,376
* Magellan Health Services Inc.	124,659	6,085
* PSS World Medical Inc.	235,016	5,955
Chemed Corp.	88,589	5,553
* MWI Veterinary Supply Inc.	56,631	4,983
* Medicines Co.	241,063	4,838
* Air Methods Corp.	50,372	4,395
* Molina Healthcare Inc.	126,619	4,258
* Cyberonics Inc.	110,854	4,227
* Neogen Corp.	104,458	4,081
* Amsurg Corp. Class A	139,932	3,915
CONMED Corp.	124,617	3,722
Analogic Corp.	54,725	3,696
Meridian Bioscience Inc.	183,906	3,564
* Akorn Inc.	299,829	3,508
* Hanger Orthopedic Group Inc.	148,750	3,252
* NuVasive Inc.	187,432	3,156
* Integra LifeSciences Holdings Corp.	88,612	3,074
* Momenta Pharmaceuticals Inc.	196,938	3,017
* Abaxis Inc.	96,743	2,818
Computer Programs & Systems Inc.	49,313	2,787
* IPC The Hospitalist Co. Inc.	73,408	2,709
* ICU Medical Inc.	54,330	2,671
* Medidata Solutions Inc.	98,272	2,618
* Bio-Reference Labs Inc.	111,276	2,616
* Greatbatch Inc.	104,647	2,566
Invacare Corp.	142,338	2,359
* Merit Medical Systems Inc.	187,268	2,326
* Omnicell Inc.	148,747	2,262
Landauer Inc.	41,962	2,225
Cantel Medical Corp.	88,154	2,212
* Kindred Healthcare Inc.	233,226	2,015
Ensign Group Inc.	73,479	1,996
* Emergent Biosolutions Inc.	111,121	1,778
* Arqule Inc.	240,992	1,689
* Hi-Tech Pharmacal Co. Inc.	45,724	1,643
* PharMerica Corp.	131,599	1,636
* Natus Medical Inc.	131,679	1,571
* Amedisys Inc.	107,126	1,549
* eResearchTechnology Inc.	196,032	1,533
* Affymetrix Inc.	315,154	1,346
* LHC Group Inc.	70,810	1,312
* Gentiva Health Services Inc.	138,309	1,209
* Corvel Corp.	28,703	1,145
* Healthways Inc.	149,467	1,100
* AMN Healthcare Services Inc.	181,030	1,097
Kensey Nash Corp.	34,979	1,023
* SurModics Inc.	65,308	1,004
* Cambrex Corp.	132,413	926
* Palomar Medical Technologies Inc.	87,922	821
* Almost Family Inc.	27,611	718

* Cross Country Healthcare Inc.	140,583	704
* CryoLife Inc.	125,783	663
* Symmetry Medical Inc.	72,785	515
* Enzo Biochem Inc.	149,577	402
* Savient Pharmaceuticals Inc.	150,376	328
		246,564
Industrials (15.8%)
Robbins & Myers Inc.	206,816	10,765
* Teledyne Technologies Inc.	166,417	10,493
* Old Dominion Freight Line Inc.	212,232	10,117
Toro Co.	136,703	9,721
Actuant Corp. Class A	310,325	8,996
* Moog Inc. Class A	204,177	8,757
EMCOR Group Inc.	301,084	8,346
Belden Inc.	207,714	7,874
AO Smith Corp.	174,447	7,841
Mueller Industries Inc.	172,283	7,830
Curtiss-Wright Corp.	210,721	7,799
Applied Industrial Technologies Inc.	189,571	7,797
Brady Corp. Class A	236,184	7,641
* EnerSys	215,524	7,468
* Tetra Tech Inc.	283,182	7,465
Healthcare Services Group Inc.	301,776	6,419
* HUB Group Inc. Class A	168,959	6,088
United Stationers Inc.	190,393	5,908
Simpson Manufacturing Co. Inc.	180,518	5,822
* II-VI Inc.	243,267	5,753
Barnes Group Inc.	209,915	5,523
* Portfolio Recovery Associates Inc.	76,549	5,490
* Geo Group Inc.	279,617	5,316
Watts Water Technologies Inc. Class A	129,559	5,280
ABM Industries Inc.	213,667	5,192
Forward Air Corp.	127,453	4,674
Knight Transportation Inc.	262,368	4,633
ESCO Technologies Inc.	118,990	4,375
Unifirst Corp.	68,202	4,198
Franklin Electric Co. Inc.	83,801	4,112
Briggs & Stratton Corp.	223,222	4,002
Kaman Corp.	116,979	3,971
* EnPro Industries Inc.	92,863	3,817
Lindsay Corp.	56,756	3,761
Heartland Express Inc.	257,186	3,719
Tennant Co.	83,983	3,695
* Allegiant Travel Co. Class A	67,515	3,680
Kaydon Corp.	143,252	3,654
Interface Inc. Class A	257,714	3,595
* Dycom Industries Inc.	150,365	3,513
Ceradyne Inc.	107,873	3,512
* Orbital Sciences Corp.	262,314	3,449
* Mobile Mini Inc.	158,975	3,358
Cubic Corp.	70,382	3,328
* Navigant Consulting Inc.	233,965	3,254
* Astec Industries Inc.	89,130	3,251
AAR Corp.	175,914	3,210
* TrueBlue Inc.	179,180	3,204
* Aegion Corp. Class A	174,539	3,112
Insperity Inc.	100,216	3,071

Universal Forest Products Inc.	87,295	3,010
Quanex Building Products Corp.	165,294	2,914
Albany International Corp.	125,842	2,888
AZZ Inc.	55,909	2,887
* On Assignment Inc.	164,997	2,883
G&K Services Inc. Class A	84,189	2,879
* Exponent Inc.	59,314	2,878
* SYKES Enterprises Inc.	177,060	2,798
Resources Connection Inc.	197,532	2,775
American Science & Engineering Inc.	39,809	2,669
CIRCOR International Inc.	77,225	2,569
Encore Wire Corp.	85,916	2,554
SkyWest Inc.	226,698	2,505
Standex International Corp.	56,550	2,329
Griffon Corp.	206,243	2,207
* Encore Capital Group Inc.	97,635	2,202
Arkansas Best Corp.	113,506	2,135
* Aerovironment Inc.	79,212	2,124
John Bean Technologies Corp.	128,112	2,075
* Gibraltar Industries Inc.	136,048	2,061
Kelly Services Inc. Class A	126,739	2,027
Cascade Corp.	38,639	1,937
* GenCorp Inc.	267,607	1,900
Comfort Systems USA Inc.	167,613	1,829
* Consolidated Graphics Inc.	39,878	1,804
Heidrick & Struggles International Inc.	79,981	1,762
Viad Corp.	89,967	1,748
AAON Inc.	83,948	1,695
Apogee Enterprises Inc.	126,605	1,640
National Presto Industries Inc.	21,452	1,627
* Federal Signal Corp.	279,325	1,553
* Powell Industries Inc.	40,113	1,374
* Dolan Co.	134,843	1,228
CDI Corp.	57,942	1,039
* NCI Building Systems Inc.	89,340	1,028
* Orion Marine Group Inc.	121,920	882
* Lydall Inc.	77,161	786
Vicor Corp.	88,737	710
Lawson Products Inc.	16,793	254
Standard Register Co.	57,634	72
		356,086
Information Technology (18.9%)
* CommVault Systems Inc.	198,418	9,849
* Viasat Inc.	192,769	9,293
* Anixter International Inc.	125,294	9,088
* Taleo Corp. Class A	187,748	8,623
* Microsemi Corp.	392,971	8,425
* FEI Co.	170,082	8,353
Cognex Corp.	190,463	8,068
* CACI International Inc. Class A	119,421	7,439
MKS Instruments Inc.	236,901	6,996
* Cymer Inc.	138,373	6,919
* Cirrus Logic Inc.	288,527	6,867
* Hittite Microwave Corp.	124,234	6,747
* Progress Software Corp.	285,236	6,737
Blackbaud Inc.	202,270	6,721
* Netgear Inc.	169,994	6,494

* Sourcefire Inc.	130,108	6,262
j2 Global Inc.	217,036	6,225
MAXIMUS Inc.	151,902	6,178
* Take-Two Interactive Software Inc.	400,273	6,158
Littelfuse Inc.	96,011	6,020
* Arris Group Inc.	525,698	5,940
* DealerTrack Holdings Inc.	187,936	5,687
* Plexus Corp.	154,548	5,408
* OSI Systems Inc.	87,627	5,372
* Synaptics Inc.	146,150	5,336
* JDA Software Group Inc.	189,716	5,213
* Cardtronics Inc.	195,463	5,131
* TriQuint Semiconductor Inc.	741,670	5,114
Heartland Payment Systems Inc.	175,952	5,074
* MicroStrategy Inc. Class A	36,153	5,061
* Veeco Instruments Inc.	172,513	4,934
* Liquidity Services Inc.	103,715	4,646
Power Integrations Inc.	124,936	4,638
* Scansource Inc.	121,466	4,533
* Bottomline Technologies Inc.	160,730	4,491
* GT Advanced Technologies Inc.	533,479	4,412
* Manhattan Associates Inc.	92,590	4,401
* SYNNEX Corp.	114,656	4,373
* FARO Technologies Inc.	74,162	4,326
* Insight Enterprises Inc.	195,692	4,292
* Benchmark Electronics Inc.	258,097	4,256
* Tyler Technologies Inc.	108,976	4,186
* Kulicke & Soffa Industries Inc.	324,950	4,039
* Tessera Technologies Inc.	229,785	3,964
Cabot Microelectronics Corp.	100,649	3,913
* Diodes Inc.	164,762	3,819
* Synchronoss Technologies Inc.	119,114	3,802
* Volterra Semiconductor Corp.	109,662	3,774
MTS Systems Corp.	70,088	3,721
* Websense Inc.	173,756	3,665
Brooks Automation Inc.	289,284	3,567
* LivePerson Inc.	211,708	3,550
* Stratasys Inc.	94,580	3,454
* Rofin-Sinar Technologies Inc.	127,187	3,354
* Ultratech Inc.	115,004	3,333
* LogMeIn Inc.	94,213	3,319
* ATMI Inc.	141,602	3,299
Ebix Inc.	139,756	3,237
* comScore Inc.	147,608	3,157
* Netscout Systems Inc.	153,861	3,130
* Digital River Inc.	166,571	3,117
* Newport Corp.	167,963	2,976
* Harmonic Inc.	517,286	2,830
* Rogers Corp.	72,305	2,802
Park Electrochemical Corp.	92,585	2,799
Comtech Telecommunications Corp.	84,196	2,743
* Standard Microsystems Corp.	102,067	2,640
* TTM Technologies Inc.	228,586	2,626
* Monolithic Power Systems Inc.	132,741	2,611
* Advanced Energy Industries Inc.	198,370	2,603
* Brightpoint Inc.	305,167	2,457
* Monotype Imaging Holdings Inc.	160,762	2,395

* Ceva Inc.	105,233	2,390
Badger Meter Inc.	67,621	2,298
* CSG Systems International Inc.	151,409	2,292
Micrel Inc.	222,717	2,285
* Measurement Specialties Inc.	67,284	2,267
* Entropic Communications Inc.	388,638	2,266
* InfoSpace Inc.	176,480	2,261
* DTS Inc.	74,543	2,253
* iGate Corp.	134,205	2,249
* Super Micro Computer Inc.	122,564	2,140
Forrester Research Inc.	66,009	2,139
* Higher One Holdings Inc.	138,558	2,071
Black Box Corp.	79,004	2,015
* Interactive Intelligence Group Inc.	64,128	1,957
United Online Inc.	398,259	1,947
OPNET	66,132	1,918
* TeleTech Holdings Inc.	113,029	1,820
* Mercury Computer Systems Inc.	137,119	1,817
EPIQ Systems Inc.	142,351	1,722
* Stamps.com Inc.	61,036	1,702
* Exar Corp.	200,665	1,686
* Perficient Inc.	136,777	1,643
Electro Scientific Industries Inc.	108,392	1,627
CTS Corp.	153,944	1,619
* Rudolph Technologies Inc.	142,939	1,588
Methode Electronics Inc.	166,110	1,541
Daktronics Inc.	165,074	1,467
* Oplink Communications Inc.	85,722	1,466
* Virtusa Corp.	84,099	1,452
* Avid Technology Inc.	130,930	1,440
* Nanometrics Inc.	76,546	1,417
* CIBER Inc.	323,255	1,371
* Digi International Inc.	115,011	1,264
* Kopin Corp.	304,434	1,239
Cohu Inc.	108,424	1,233
* XO Group Inc.	128,416	1,206
* Symmetricom Inc.	190,736	1,101
* Supertex Inc.	54,448	984
* STR Holdings Inc.	185,747	899
* Pericom Semiconductor Corp.	109,412	885
* Intevac Inc.	103,387	879
Bel Fuse Inc. Class B	45,590	806
* Radisys Corp.	103,380	765
* Sigma Designs Inc.	144,518	749
* DSP Group Inc.	104,272	694
* Agilysys Inc.	68,719	618
PC-Tel Inc.	82,628	549
* Novatel Wireless Inc.	145,482	487
Pulse Electronics Corp.	184,991	464
* Checkpoint Systems Inc.	39,026	440
* Intermec Inc.	38,263	296
* NCI Inc. Class A	35,797	229
* VASCO Data Security International Inc.	6,119	66
* Rubicon Technology Inc.	2,806	29
		426,990
Materials (5.2%)
HB Fuller Co.	221,378	7,268

Eagle Materials Inc.	202,855	7,049
Buckeye Technologies Inc.	175,337	5,956
PolyOne Corp.	404,677	5,827
Schweitzer-Mauduit International Inc.	72,302	4,993
* SunCoke Energy Inc.	312,768	4,444
* OM Group Inc.	144,175	3,966
* Calgon Carbon Corp.	252,878	3,947
Balchem Corp.	129,282	3,911
* Kraton Performance Polymers Inc.	143,096	3,802
AK Steel Holding Corp.	492,035	3,720
A Schulman Inc.	131,436	3,551
Koppers Holdings Inc.	91,935	3,545
* KapStone Paper and Packaging Corp.	173,915	3,426
Haynes International Inc.	54,079	3,426
* Clearwater Paper Corp.	101,511	3,371
Kaiser Aluminum Corp.	70,905	3,351
AMCOL International Corp.	111,750	3,296
Stepan Co.	36,907	3,240
* LSB Industries Inc.	82,518	3,212
* RTI International Metals Inc.	134,675	3,106
Deltic Timber Corp.	48,268	3,055
* Materion Corp.	90,663	2,605
Quaker Chemical Corp.	57,549	2,270
American Vanguard Corp.	103,869	2,253
Myers Industries Inc.	149,229	2,201
* Century Aluminum Co.	244,234	2,169
Texas Industries Inc.	59,231	2,074
Wausau Paper Corp.	220,084	2,064
Tredegar Corp.	104,423	2,046
Neenah Paper Inc.	67,437	2,006
Hawkins Inc.	40,000	1,488
Zep Inc.	98,324	1,416
* Headwaters Inc.	272,698	1,140
Olympic Steel Inc.	40,654	976
* AM Castle & Co.	74,317	940
Innophos Holdings Inc.	12,179	610
		117,720
Telecommunication Services (0.6%)
* Cincinnati Bell Inc.	873,233	3,510
* Neutral Tandem Inc.	140,843	1,717
Atlantic Tele-Network Inc.	41,461	1,508
NTELOS Holdings Corp.	67,158	1,390
USA Mobility Inc.	99,313	1,383
* General Communication Inc. Class A	156,272	1,363
* Cbeyond Inc.	136,635	1,093
Lumos Networks Corp.	66,049	711
		12,675
Utilities (4.1%)
Piedmont Natural Gas Co. Inc.	326,056	10,131
Southwest Gas Corp.	206,942	8,845
New Jersey Resources Corp.	187,149	8,341
UIL Holdings Corp.	227,972	7,924
South Jersey Industries Inc.	136,292	6,820
Avista Corp.	263,220	6,733
Unisource Energy Corp.	169,078	6,183
Allete Inc.	148,289	6,153

El Paso Electric Co.		179,431	5,830
NorthWestern Corp.		161,877	5,740
Northwest Natural Gas Co.		119,205	5,412
CH Energy Group Inc.		66,621	4,446
Laclede Group Inc.		99,869	3,897
American States Water Co.		83,818	3,029
Central Vermont Public Service Corp.		60,039	2,113
			91,597
Total Common Stocks (Cost $1,615,730)			2,252,646
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund (Cost
$2,934)	0.123%	2,934,001	2,934

Total Investments (100.1%) (Cost $1,618,664)			2,255,580
Other Assets and Liabilities-Net (-0.1%)			(2,040)
Net Assets (100%)			2,253,540

* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At March 31, 2012, the cost of investment securities for tax purposes was $1,618,664,000. Net unrealized appreciation of investment securities for tax purposes was $636,916,000, consisting of unrealized gains of $685,519,000 on securities that had risen in value since their purchase and $48,603,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed International Fund

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Australia (8.2%)
BHP Billiton Ltd.	3,097,475	111,663
Commonwealth Bank of Australia	1,509,427	78,329
Westpac Banking Corp.	2,940,254	66,740
Australia & New Zealand Banking Group Ltd.	2,566,013	61,903
National Australia Bank Ltd.	2,158,007	55,090
Woolworths Ltd.	1,204,911	32,447
Wesfarmers Ltd.	995,940	31,012
Rio Tinto Ltd.	423,217	28,709
Newcrest Mining Ltd.	733,293	22,554
Woodside Petroleum Ltd.	623,685	22,540
CSL Ltd.	511,887	19,062
QBE Insurance Group Ltd.	1,081,252	15,867
Telstra Corp. Ltd.	4,558,406	15,526
Origin Energy Ltd.	1,107,777	15,328
Santos Ltd.	919,351	13,575
AMP Ltd.	2,980,054	13,347
Suncorp Group Ltd.	1,377,385	12,014
Macquarie Group Ltd.	372,415	11,267
Orica Ltd.	376,899	10,960
Brambles Ltd.	1,469,591	10,812
Amcor Ltd.	1,355,214	10,452
Insurance Australia Group Ltd.	2,375,234	8,387
Transurban Group	1,426,631	8,268
Coca-Cola Amatil Ltd.	622,944	8,048
Iluka Resources Ltd.	410,222	7,607
AGL Energy Ltd.	472,906	7,228
Fortescue Metals Group Ltd.	1,150,908	6,945
Incitec Pivot Ltd.	1,976,974	6,481
ASX Ltd.	178,528	6,139
QR National Ltd.	1,578,950	6,114
Asciano Ltd.	1,190,271	6,056
Sonic Healthcare Ltd.	461,615	5,987
WorleyParsons Ltd.	195,836	5,802
Toll Holdings Ltd.	871,896	5,317
Computershare Ltd.	562,310	5,249
Lend Lease Group	669,572	5,195
James Hardie Industries SE	607,554	4,855
Cochlear Ltd.	74,999	4,805
Metcash Ltd.	1,042,259	4,642
Campbell Brothers Ltd.	60,933	4,260
OZ Minerals Ltd.	401,166	4,069
Leighton Holdings Ltd.	175,179	3,857
Boral Ltd.	897,269	3,761
Crown Ltd.	406,981	3,673
Tatts Group Ltd.	1,401,678	3,591
Sims Metal Management Ltd.	230,741	3,525
Alumina Ltd.	2,700,354	3,467
Ramsay Health Care Ltd.	149,461	3,029
Echo Entertainment Group Ltd.	633,163	2,887

Bendigo and Adelaide Bank Ltd.	334,176	2,687
* Qantas Airways Ltd.	1,398,919	2,592
APA Group	481,804	2,551
TABCORP Holdings Ltd.	831,752	2,344
Caltex Australia Ltd.	142,189	2,046
Fairfax Media Ltd.	2,511,050	1,890
SP AusNet	1,674,087	1,865
Harvey Norman Holdings Ltd.	802,464	1,673
* Sydney Airport	289,224	861
Newcrest Mining Ltd. ADR	22,953	704
Sims Metal Management Ltd. ADR	3,072	47
		827,701
Austria (0.2%)
OMV AG	156,449	5,564
Telekom Austria AG	398,362	4,641
Erste Group Bank AG	198,919	4,597
Voestalpine AG	98,921	3,336
Verbund AG	83,754	2,549
Vienna Insurance Group AG Wiener Versicherung Gruppe	56,924	2,511
Raiffeisen Bank International AG	57,771	2,045
		25,243
Belgium (1.0%)
Anheuser-Busch InBev NV	778,758	56,716
Solvay SA Class A	64,062	7,588
Umicore SA	131,182	7,231
Belgacom SA	172,624	5,552
Delhaize Group SA	104,720	5,508
UCB SA	111,975	4,833
Ageas	2,026,457	4,457
KBC Groep NV	176,970	4,451
Colruyt SA	92,306	3,708
Mobistar SA	35,157	1,753
NV Bekaert SA	36,056	1,163
		102,960
Denmark (1.1%)
Novo Nordisk A/S Class B	410,890	57,056
AP Moeller - Maersk A/S Class B	1,358	10,520
* Danske Bank A/S	601,714	10,228
Carlsberg A/S Class B	109,573	9,090
Novozymes A/S	200,163	5,844
DSV A/S	164,944	3,755
AP Moeller - Maersk A/S Class A	481	3,550
TDC A/S	449,819	3,277
Coloplast A/S Class B	17,780	3,082
* William Demant Holding A/S	29,570	2,763
* Vestas Wind Systems A/S	211,523	2,151
Tryg A/S	32,304	1,824
		113,140
Finland (0.9%)
Nokia Oyj	3,620,683	19,808
Sampo Oyj	423,980	12,251
Fortum Oyj	445,705	10,822
Kone Oyj Class B	159,661	8,890
Wartsila OYJ Abp	184,136	6,944
UPM-Kymmene Oyj	455,179	6,200
Nokian Renkaat Oyj	119,055	5,802

Metso Oyj	106,066	4,532
Stora Enso Oyj	455,212	3,385
Elisa Oyj	102,376	2,455
Neste Oil Oyj	192,918	2,375
Pohjola Bank plc Class A	185,514	2,056
Kesko Oyj Class B	41,838	1,357
Orion Oyj Class B	60,594	1,198
Sanoma Oyj	63,480	812
		88,887
France (9.2%)
Total SA	2,037,459	104,073
Sanofi	1,091,494	84,691
BNP Paribas SA	936,025	44,527
LVMH Moet Hennessy Louis Vuitton SA	245,973	42,328
Danone	560,818	39,120
Air Liquide SA	275,087	36,685
Schneider Electric SA	477,574	31,243
GDF Suez	1,202,839	31,092
L'Oreal SA	234,975	29,001
AXA SA	1,630,416	27,057
France Telecom SA	1,802,394	26,731
Vinci SA	424,313	22,110
Vivendi SA	1,158,868	21,281
Pernod-Ricard SA	193,671	20,249
Societe Generale SA	644,086	18,899
Unibail-Rodamco SE	91,025	18,210
Cie Generale d'Optique Essilor International SA	200,075	17,838
Cie de St-Gobain	380,354	16,970
European Aeronautic Defence and Space Co. NV	401,274	16,433
ArcelorMittal	838,767	16,057
Carrefour SA	564,847	13,538
Cie Generale des Etablissements Michelin	177,354	13,212
PPR	74,121	12,752
Technip SA	100,890	11,914
Renault SA	191,270	10,089
Lafarge SA	202,776	9,664
Christian Dior SA	54,748	8,410
Alstom SA	203,807	7,955
Sodexo	93,377	7,667
Publicis Groupe SA	134,501	7,415
Legrand SA	192,464	7,087
Vallourec SA	111,681	7,077
Cap Gemini SA	156,192	6,991
SES SA	278,039	6,901
Safran SA	178,644	6,565
Bouygues SA	198,996	6,068
Dassault Systemes SA	64,984	5,984
Credit Agricole SA	948,595	5,907
Veolia Environnement SA	341,142	5,652
Accor SA	153,088	5,464
STMicroelectronics NV	655,137	5,364
* Alcatel-Lucent	2,329,997	5,312
Bureau Veritas SA	60,182	5,299
Casino Guichard Perrachon SA	49,565	4,886
* Cie Generale de Geophysique - Veritas	159,438	4,739
Electricite de France SA	197,577	4,511
Suez Environnement Co.	278,285	4,269

Arkema SA	44,559	4,156
Edenred	135,129	4,067
Klepierre	115,617	4,011
Peugeot SA	245,156	3,950
Lagardere SCA	126,990	3,921
Eutelsat Communications SA	105,861	3,915
SCOR SE	140,659	3,802
Groupe Eurotunnel SA	434,289	3,774
Thales SA	94,088	3,523
AtoS	55,839	3,221
Iliad SA	23,076	3,182
Natixis	715,453	2,757
Gecina SA	26,188	2,736
Fonciere Des Regions	33,674	2,706
CNP Assurances	172,576	2,694
ICADE	29,701	2,651
Societe BIC SA	26,049	2,615
Aeroports de Paris	26,681	2,191
Neopost SA	26,328	1,695
Imerys SA	26,932	1,639
* JCDecaux SA	49,267	1,506
Eiffage SA	29,042	1,122
Societe Television Francaise 1	90,938	1,113
		932,234
Germany (8.7%)
Siemens AG	791,233	79,792
BASF SE	886,887	77,549
SAP AG	882,578	61,645
Bayer AG	797,578	56,093
Daimler AG	876,463	52,851
Allianz SE	432,059	51,567
Deutsche Bank AG	898,615	44,741
E.ON AG	1,747,002	41,853
Deutsche Telekom AG	2,729,135	32,881
Linde AG	167,057	29,968
Bayerische Motoren Werke AG	321,296	28,903
Muenchener Rueckversicherungs AG	176,178	26,568
Volkswagen AG Prior Pfd.	140,435	24,697
RWE AG	471,756	22,528
Adidas AG	205,785	16,080
Deutsche Post AG	831,416	16,004
Fresenius Medical Care AG & Co. KGaA	207,137	14,663
Deutsche Boerse AG	194,999	13,130
Henkel AG & Co. KGaA Prior Pfd.	178,122	13,054
Fresenius SE & Co. KGaA	110,883	11,371
Infineon Technologies AG	1,046,950	10,700
ThyssenKrupp AG	380,810	9,480
Porsche Automobil Holding SE Prior Pfd.	156,604	9,242
* K&S AG	167,495	8,760
* Commerzbank AG	3,388,531	8,579
Henkel AG & Co. KGaA	134,806	8,413
HeidelbergCement AG	137,003	8,273
* Continental AG	77,950	7,359
Merck KGaA	63,107	6,983
Beiersdorf AG	106,681	6,960
MAN SE	51,231	6,820
Lanxess AG	77,941	6,437

	GEA Group AG	178,596	6,161
*	Kabel Deutschland Holding AG	87,433	5,397
	Volkswagen AG	31,719	5,114
	Brenntag AG	40,941	5,013
	Metro AG	126,252	4,882
*	QIAGEN NV	252,265	3,928
	Bayerische Motoren Werke AG Prior Pfd.	61,371	3,645
	Hochtief AG	49,013	2,965
	Fraport AG Frankfurt Airport Services Worldwide	44,812	2,806
	Hannover Rueckversicherung AG	44,761	2,660
	Salzgitter AG	47,412	2,602
	Deutsche Lufthansa AG	174,975	2,447
	Celesio AG	117,173	2,121
	Suedzucker AG	52,060	1,658
	ProSiebenSat.1 Media AG Prior Pfd.	63,841	1,641
	United Internet AG	85,324	1,608
	Wacker Chemie AG	17,073	1,505
	Axel Springer AG	25,002	1,263
	RWE AG Prior Pfd.	22,605	994
			872,354
Greece (0.1%)
	Coca Cola Hellenic Bottling Co. SA	145,080	2,779
*	National Bank of Greece SA ADR	883,498	2,359
	OPAP SA	171,321	1,665
	Hellenic Telecommunications Organization SA ADR	764,975	1,637
*	National Bank of Greece SA	224,607	582
	Hellenic Telecommunications Organization SA	21,242	91
			9,113
Hong Kong (2.9%)
1	AIA Group Ltd.	8,321,045	30,548
	Hutchison Whampoa Ltd.	2,100,512	21,005
	Cheung Kong Holdings Ltd.	1,403,500	18,150
	Sun Hung Kai Properties Ltd.	1,422,064	17,695
	Hong Kong Exchanges and Clearing Ltd.	1,007,400	16,955
	CLP Holdings Ltd.	1,856,432	16,010
	Li & Fung Ltd.	5,841,670	13,369
	Hong Kong & China Gas Co. Ltd.	4,876,653	12,512
	Power Assets Holdings Ltd.	1,426,600	10,488
	Hang Lung Properties Ltd.	2,578,810	9,478
	BOC Hong Kong Holdings Ltd.	3,300,000	9,106
	Hang Seng Bank Ltd.	681,843	9,072
	Wharf Holdings Ltd.	1,610,815	8,784
	Swire Pacific Ltd. Class A	773,588	8,671
	Sands China Ltd.	2,218,000	8,661
	Henderson Land Development Co. Ltd.	1,101,506	6,086
	Bank of East Asia Ltd.	1,566,863	5,893
	Hang Lung Group Ltd.	853,000	5,534
	Sino Land Co. Ltd.	3,143,300	5,041
	Wynn Macau Ltd.	1,546,400	4,520
	New World Development Co. Ltd.	3,530,125	4,251
	Shangri-La Asia Ltd.	1,912,552	4,196
	MTR Corp. Ltd.	1,169,000	4,188
	Kerry Properties Ltd.	914,000	4,132
	Wheelock & Co. Ltd.	1,239,000	3,747
*,1 Galaxy Entertainment Group Ltd.		1,294,000	3,559
	Hysan Development Co. Ltd.	877,000	3,514

SJM Holdings Ltd.	1,666,000	3,395
* Foxconn International Holdings Ltd.	3,928,000	2,797
First Pacific Co. Ltd.	2,478,000	2,748
ASM Pacific Technology Ltd.	151,100	2,213
Cheung Kong Infrastructure Holdings Ltd.	362,000	2,203
Yue Yuen Industrial Holdings Ltd.	579,000	2,036
Cathay Pacific Airways Ltd.	896,770	1,662
Hopewell Holdings Ltd.	601,000	1,651
NWS Holdings Ltd.	1,047,500	1,609
Wing Hang Bank Ltd.	134,000	1,334
Lifestyle International Holdings Ltd.	465,500	1,186
Orient Overseas International Ltd.	149,800	1,066
PCCW Ltd.	2,971,000	1,065
* HKT Trust / HKT Ltd.	64,586	50
		290,180
Ireland (0.3%)
CRH plc	657,781	13,452
* Elan Corp. plc	548,875	8,073
Kerry Group plc Class A	129,753	6,000
* Ryanair Holdings plc ADR	24,300	881
* Ryanair Holdings plc	68,719	411
* Irish Bank Resolution Corp. Ltd.	257,065	—
		28,817
Israel (0.6%)
Teva Pharmaceutical Industries Ltd.	902,168	40,699
Israel Chemicals Ltd.	439,641	5,079
Bank Hapoalim BM	1,167,330	4,330
Bank Leumi Le-Israel BM	1,016,839	3,234
Bezeq The Israeli Telecommunication Corp. Ltd.	1,312,032	2,169
* NICE Systems Ltd.	41,616	1,639
Israel Corp. Ltd.	2,234	1,526
Elbit Systems Ltd.	35,267	1,377
Delek Group Ltd.	6,730	1,332
* Israel Discount Bank Ltd. Class A	966,185	1,288
Mizrahi Tefahot Bank Ltd.	109,213	992
Cellcom Israel Ltd. (Registered)	74,553	956
Partner Communications Co. Ltd.	48,274	371
		64,992
Italy (2.3%)
ENI SPA	2,321,932	54,415
Enel SPA	6,421,744	23,217
* UniCredit SPA	4,000,695	20,035
Assicurazioni Generali SPA	1,147,119	17,808
Intesa Sanpaolo SPA (Registered)	9,395,166	16,840
Saipem SPA	234,278	12,104
Telecom Italia SPA (Registered)	9,450,100	11,249
Tenaris SA	461,417	8,810
* Fiat Industrial SPA	788,940	8,419
Snam SPA	1,328,951	6,391
Telecom Italia SPA (Bearer)	6,374,027	6,259
Terna Rete Elettrica Nazionale SPA	1,304,391	5,239
Fiat SPA	792,477	4,659
Atlantia SPA	268,205	4,453
Unione di Banche Italiane SCPA	905,484	3,838
Pirelli & C SPA	295,788	3,519
Luxottica Group SPA	92,134	3,329

Mediobanca SPA	515,058	3,025
Enel Green Power SPA	1,494,286	2,840
Finmeccanica SPA	492,709	2,668
Prysmian SPA	148,575	2,613
Banco Popolare SC	1,212,244	2,299
Exor SPA	90,525	2,286
Banca Monte dei Paschi di Siena SPA	3,950,159	1,666
Autogrill SPA	122,891	1,297
Mediaset SPA	462,545	1,275
Banca Carige SPA	875,736	1,150
A2A SPA	1,370,809	1,099
Intesa Sanpaolo SPA (Bearer)	620,595	958
		233,760
Japan (21.6%)
Toyota Motor Corp.	2,651,318	115,364
Mitsubishi UFJ Financial Group Inc.	12,137,944	60,913
Honda Motor Co. Ltd.	1,550,639	59,722
Canon Inc.	1,066,533	51,019
Sumitomo Mitsui Financial Group Inc.	1,298,758	42,986
Mizuho Financial Group Inc.	21,194,361	34,870
FANUC Corp.	191,500	34,301
Takeda Pharmaceutical Co. Ltd.	759,094	33,448
Mitsubishi Corp.	1,301,286	30,453
Hitachi Ltd.	4,319,758	27,949
Mitsui & Co. Ltd.	1,668,100	27,531
Komatsu Ltd.	925,300	26,607
Nissan Motor Co. Ltd.	2,408,700	25,898
Japan Tobacco Inc.	4,391	24,855
Softbank Corp.	833,200	24,805
NTT DoCoMo Inc.	14,491	24,100
Shin-Etsu Chemical Co. Ltd.	394,400	22,950
Mitsubishi Estate Co. Ltd.	1,215,935	21,865
Seven & I Holdings Co. Ltd.	707,320	21,092
East Japan Railway Co.	331,300	20,915
Sony Corp.	980,400	20,508
Nippon Telegraph & Telephone Corp.	425,300	19,276
Tokio Marine Holdings Inc.	678,200	18,773
Panasonic Corp.	2,013,053	18,771
KDDI Corp.	2,871	18,680
Astellas Pharma Inc.	435,114	17,922
Mitsubishi Electric Corp.	1,935,000	17,279
Toshiba Corp.	3,840,000	17,055
Mitsui Fudosan Co. Ltd.	864,000	16,685
ITOCHU Corp.	1,501,000	16,446
Sumitomo Corp.	1,102,400	16,025
Nomura Holdings Inc.	3,531,077	15,739
Denso Corp.	454,800	15,367
Bridgestone Corp.	617,031	15,090
Nintendo Co. Ltd.	99,200	15,067
Mitsubishi Heavy Industries Ltd.	3,027,000	14,749
Inpex Corp.	2,128	14,469
Nippon Steel Corp.	5,082,970	14,098
Kyocera Corp.	152,400	14,097
JX Holdings Inc.	2,146,050	13,390
Kao Corp.	504,101	13,293
Marubeni Corp.	1,713,000	12,457
Central Japan Railway Co.	1,504	12,420

Fast Retailing Co. Ltd.	52,800	12,114
Murata Manufacturing Co. Ltd.	202,600	12,088
Chubu Electric Power Co. Inc.	667,600	12,067
Daiichi Sankyo Co. Ltd.	647,163	11,829
Kansai Electric Power Co. Inc.	736,750	11,423
Tokyo Gas Co. Ltd.	2,386,000	11,260
Kubota Corp.	1,157,000	11,199
Keyence Corp.	47,218	11,179
Kirin Holdings Co. Ltd.	853,000	11,107
Dai-ichi Life Insurance Co. Ltd.	7,927	11,074
Toray Industries Inc.	1,477,000	11,017
FUJIFILM Holdings Corp.	456,900	10,815
MS&AD Insurance Group Holdings	508,033	10,510
JFE Holdings Inc.	476,400	10,358
Secom Co. Ltd.	209,000	10,299
Nikon Corp.	334,000	10,258
Eisai Co. Ltd.	252,300	10,032
Sumitomo Mitsui Trust Holdings Inc.	3,106,270	10,004
Hoya Corp.	439,100	9,916
Fujitsu Ltd.	1,863,000	9,890
Tokyo Electron Ltd.	171,000	9,861
Nidec Corp.	107,800	9,856
Sumitomo Electric Industries Ltd.	686,500	9,506
Sumitomo Realty & Development Co. Ltd.	385,000	9,375
Ajinomoto Co. Inc.	725,500	9,125
SMC Corp.	55,100	8,818
Asahi Group Holdings Ltd.	390,900	8,687
Asahi Glass Co. Ltd.	1,013,035	8,684
JGC Corp.	261,000	8,145
Terumo Corp.	169,400	8,140
Resona Holdings Inc.	1,732,636	8,015
Rakuten Inc.	7,509	7,871
Suzuki Motor Corp.	325,800	7,850
Sumitomo Metal Mining Co. Ltd.	541,000	7,672
Osaka Gas Co. Ltd.	1,910,000	7,667
Aeon Co. Ltd.	576,773	7,598
NKSJ Holdings Inc.	336,200	7,574
Asahi Kasei Corp.	1,207,000	7,492
Sharp Corp.	1,004,000	7,395
Aisin Seiki Co. Ltd.	205,600	7,312
Otsuka Holdings Co. Ltd.	245,100	7,266
Mitsubishi Chemical Holdings Corp.	1,348,000	7,253
TDK Corp.	124,600	7,141
West Japan Railway Co.	176,400	7,099
Daito Trust Construction Co. Ltd.	78,000	7,044
Sumitomo Chemical Co. Ltd.	1,628,000	6,988
Daiwa Securities Group Inc.	1,745,000	6,953
Nitto Denko Corp.	167,700	6,839
Shizuoka Bank Ltd.	660,000	6,815
Ricoh Co. Ltd.	672,000	6,604
Odakyu Electric Railway Co. Ltd.	697,000	6,591
Daikin Industries Ltd.	239,600	6,574
Isuzu Motors Ltd.	1,109,000	6,544
T&D Holdings Inc.	559,530	6,533
Daiwa House Industry Co. Ltd.	491,000	6,527
Yamato Holdings Co. Ltd.	419,200	6,511
Kintetsu Corp.	1,706,190	6,501

Shiseido Co. Ltd.	373,200	6,463
Dentsu Inc.	190,800	6,113
Bank of Yokohama Ltd.	1,203,000	6,050
Kyushu Electric Power Co. Inc.	418,900	5,980
Sumitomo Metal Industries Ltd.	2,926,000	5,969
Dai Nippon Printing Co. Ltd.	565,800	5,823
Sekisui House Ltd.	565,859	5,587
JS Group Corp.	265,312	5,585
Tokyu Corp.	1,172,000	5,569
Shikoku Electric Power Co. Inc.	196,900	5,555
* NEC Corp.	2,570,400	5,406
Kuraray Co. Ltd.	377,000	5,362
Rohm Co. Ltd.	107,500	5,334
Tobu Railway Co. Ltd.	988,000	5,250
Chiba Bank Ltd.	815,000	5,222
Yahoo Japan Corp.	15,746	5,114
Yamada Denki Co. Ltd.	81,190	5,099
Toppan Printing Co. Ltd.	647,000	5,088
Mitsui OSK Lines Ltd.	1,147,000	5,034
Tohoku Electric Power Co. Inc.	437,300	5,002
Oriental Land Co. Ltd.	45,800	4,913
Sega Sammy Holdings Inc.	231,788	4,875
Omron Corp.	223,000	4,829
* Mitsubishi Motors Corp.	4,225,000	4,828
Kawasaki Heavy Industries Ltd.	1,544,000	4,772
Keio Corp.	664,000	4,764
Makita Corp.	116,700	4,737
NTT Data Corp.	1,335	4,730
Konica Minolta Holdings Inc.	526,000	4,641
Toyota Tsusho Corp.	224,793	4,613
Unicharm Corp.	87,100	4,598
Fuji Heavy Industries Ltd.	562,000	4,590
* Mazda Motor Corp.	2,590,000	4,588
Chugoku Electric Power Co. Inc.	244,800	4,560
Chugai Pharmaceutical Co. Ltd.	243,000	4,502
Keikyu Corp.	514,000	4,501
Shionogi & Co. Ltd.	320,900	4,456
NGK Insulators Ltd.	305,000	4,394
OJI Paper Co. Ltd.	896,000	4,347
Lawson Inc.	68,590	4,321
Nippon Yusen KK	1,363,000	4,318
Kobe Steel Ltd.	2,636,000	4,311
Sekisui Chemical Co. Ltd.	477,000	4,156
Mitsubishi Tanabe Pharma Corp.	292,050	4,112
Shimano Inc.	66,600	4,027
JSR Corp.	197,100	3,999
Olympus Corp.	242,600	3,985
Benesse Holdings Inc.	79,700	3,972
Yamaha Motor Co. Ltd.	291,100	3,939
Nippon Express Co. Ltd.	997,000	3,913
NSK Ltd.	497,000	3,869
Nippon Electric Glass Co. Ltd.	438,500	3,859
Hirose Electric Co. Ltd.	36,400	3,845
Electric Power Development Co. Ltd.	138,740	3,773
Mitsubishi Materials Corp.	1,153,000	3,680
Trend Micro Inc.	116,300	3,599
Hisamitsu Pharmaceutical Co. Inc.	75,200	3,570

IHI Corp.	1,398,000	3,554
Showa Denko KK	1,538,000	3,521
Teijin Ltd.	1,029,000	3,480
* Tokyo Electric Power Co. Inc.	1,368,170	3,467
Sysmex Corp.	85,300	3,465
Kyowa Hakko Kirin Co. Ltd.	310,000	3,461
Daihatsu Motor Co. Ltd.	186,000	3,432
Joyo Bank Ltd.	738,000	3,391
Bank of Kyoto Ltd.	366,000	3,336
Credit Saison Co. Ltd.	162,700	3,317
JTEKT Corp.	273,700	3,313
Ibiden Co. Ltd.	125,700	3,250
Hokkaido Electric Power Co. Inc.	220,500	3,243
Sumitomo Heavy Industries Ltd.	579,000	3,240
Mitsubishi Gas Chemical Co. Inc.	480,000	3,230
Nitori Holdings Co. Ltd.	35,650	3,224
Obayashi Corp.	736,000	3,224
Namco Bandai Holdings Inc.	221,200	3,209
Yakult Honsha Co. Ltd.	92,700	3,196
Santen Pharmaceutical Co. Ltd.	74,500	3,186
Isetan Mitsukoshi Holdings Ltd.	268,340	3,169
Hachijuni Bank Ltd.	535,600	3,169
Dena Co. Ltd.	112,700	3,122
Fukuoka Financial Group Inc.	697,800	3,110
Kajima Corp.	1,011,000	3,086
MEIJI Holdings Co. Ltd.	69,854	3,060
Konami Corp.	106,700	3,056
TonenGeneral Sekiyu KK	329,000	3,043
Amada Co. Ltd.	446,000	3,029
Taisei Corp.	1,154,000	3,019
SBI Holdings Inc.	31,321	2,990
Shimizu Corp.	739,000	2,974
Keisei Electric Railway Co. Ltd.	379,000	2,940
Stanley Electric Co. Ltd.	183,200	2,934
Hokuhoku Financial Group Inc.	1,518,100	2,910
Mitsui Chemicals Inc.	947,000	2,888
Mitsubishi UFJ Lease & Finance Co. Ltd.	65,040	2,876
Brother Industries Ltd.	210,400	2,875
Hiroshima Bank Ltd.	626,200	2,869
THK Co. Ltd.	140,000	2,868
Ube Industries Ltd.	1,044,000	2,854
Suruga Bank Ltd.	274,000	2,812
Kurita Water Industries Ltd.	113,400	2,792
Sankyo Co. Ltd.	56,600	2,785
Gunma Bank Ltd.	513,000	2,756
Tokyu Land Corp.	557,000	2,748
Yokogawa Electric Corp.	267,000	2,724
Hokuriku Electric Power Co.	150,000	2,716
Takashimaya Co. Ltd.	321,860	2,687
Advantest Corp.	167,400	2,671
Toho Co. Ltd./Tokyo	143,400	2,640
TOTO Ltd.	348,000	2,629
Sony Financial Holdings Inc.	146,800	2,619
Nissin Foods Holdings Co. Ltd.	68,800	2,575
Toyo Seikan Kaisha Ltd.	177,400	2,569
Japan Steel Works Ltd.	366,513	2,530
Gree Inc.	94,400	2,378

Nippon Paper Group Inc.	113,400	2,367
Hamamatsu Photonics KK	61,500	2,340
NTN Corp.	544,000	2,324
Sumitomo Rubber Industries Ltd.	172,500	2,314
NOK Corp.	104,700	2,306
Nisshin Seifun Group Inc.	188,400	2,289
Aeon Mall Co. Ltd.	97,400	2,275
Yamaha Corp.	217,300	2,275
Idemitsu Kosan Co. Ltd.	22,709	2,272
Tsumura & Co.	78,000	2,255
Furukawa Electric Co. Ltd.	839,000	2,249
NGK Spark Plug Co. Ltd.	156,000	2,243
Nishi-Nippon City Bank Ltd.	777,000	2,200
Citizen Holdings Co. Ltd.	337,300	2,151
Marui Group Co. Ltd.	253,500	2,125
Casio Computer Co. Ltd.	294,500	2,123
Chugoku Bank Ltd.	156,000	2,117
J Front Retailing Co. Ltd.	367,200	2,062
Toyo Suisan Kaisha Ltd.	78,000	2,028
Daicel Corp.	312,000	2,021
Shimadzu Corp.	222,000	2,020
Seiko Epson Corp.	141,100	2,000
Iyo Bank Ltd.	224,000	1,991
Nippon Meat Packers Inc.	152,000	1,941
Kawasaki Kisen Kaisha Ltd.	873,000	1,941
Otsuka Corp.	23,660	1,928
McDonald's Holdings Co. Japan Ltd.	71,500	1,899
Miraca Holdings Inc.	48,200	1,888
Yaskawa Electric Corp.	199,000	1,885
Nisshin Steel Co. Ltd.	1,112,000	1,884
Kikkoman Corp.	161,000	1,870
NHK Spring Co. Ltd.	172,000	1,869
Shimamura Co. Ltd.	16,600	1,864
Jupiter Telecommunications Co. Ltd.	1,857	1,860
Nomura Real Estate Holdings Inc.	103,771	1,845
Kaneka Corp.	303,000	1,838
Dainippon Sumitomo Pharma Co. Ltd.	172,300	1,834
Nippon Sheet Glass Co. Ltd.	1,172,000	1,812
Fuji Electric Co. Ltd.	682,000	1,801
Cosmo Oil Co. Ltd.	643,000	1,794
Yamazaki Baking Co. Ltd.	122,000	1,753
USS Co. Ltd.	16,970	1,726
FamilyMart Co. Ltd.	39,500	1,674
Koito Manufacturing Co. Ltd.	100,712	1,639
Rinnai Corp.	22,200	1,606
All Nippon Airways Co. Ltd.	526,317	1,590
* Sumco Corp.	127,860	1,574
Tosoh Corp.	557,000	1,562
Nomura Research Institute Ltd.	59,700	1,492
Toho Gas Co. Ltd.	247,000	1,458
Hitachi High-Technologies Corp.	59,651	1,433
Sojitz Corp.	782,500	1,406
Toyoda Gosei Co. Ltd.	71,100	1,401
Aeon Credit Service Co. Ltd.	87,710	1,388
Showa Shell Sekiyu KK	212,300	1,362
Sanrio Co. Ltd.	34,200	1,336
Hitachi Construction Machinery Co. Ltd.	58,400	1,306

GS Yuasa Corp.	233,000	1,288
Hitachi Metals Ltd.	102,000	1,278
Kansai Paint Co. Ltd.	126,000	1,277
Denki Kagaku Kogyo KK	302,000	1,219
Hakuhodo DY Holdings Inc.	19,210	1,213
Kamigumi Co. Ltd.	146,000	1,212
Suzuken Co. Ltd.	39,160	1,211
Nabtesco Corp.	58,000	1,201
Coca-Cola West Co. Ltd.	67,100	1,182
Taiyo Nippon Sanso Corp.	161,000	1,142
Chiyoda Corp.	87,809	1,125
Yamaguchi Financial Group Inc.	123,000	1,122
Daido Steel Co. Ltd.	159,000	1,110
Hitachi Chemical Co. Ltd.	60,900	1,105
MediPal Holdings Corp.	84,700	1,102
Shinsei Bank Ltd.	834,014	1,098
Air Water Inc.	82,805	1,075
Alfresa Holdings Corp.	22,400	1,068
Hino Motors Ltd.	145,000	1,058
Asics Corp.	91,596	1,046
Aozora Bank Ltd.	346,000	1,006
Mitsubishi Logistics Corp.	83,000	987
Toyota Boshoku Corp.	79,300	942
Ushio Inc.	64,800	918
Oracle Corp. Japan	22,100	842
ABC-Mart Inc.	22,200	837
Square Enix Holdings Co. Ltd.	35,600	751
Mabuchi Motor Co. Ltd.	14,900	681
Itochu Techno-Solutions Corp.	14,900	667
Yamato Kogyo Co. Ltd.	22,000	646
Kinden Corp.	72,000	558
		2,182,239
Netherlands (2.5%)
Unilever NV	1,571,615	53,474
* ING Groep NV	3,697,820	30,796
ASML Holding NV	425,863	21,336
Koninklijke Philips Electronics NV	988,339	20,059
Koninklijke KPN NV	1,459,272	16,057
Koninklijke Ahold NV	1,154,482	15,997
Akzo Nobel NV	233,124	13,771
Heineken NV	228,823	12,721
* Aegon NV	1,739,329	9,668
Koninklijke DSM NV	159,349	9,225
Reed Elsevier NV	617,440	7,884
Wolters Kluwer NV	322,323	6,106
Randstad Holding NV	129,321	4,886
Koninklijke Vopak NV	77,415	4,462
Fugro NV	59,561	4,248
Heineken Holding NV	83,663	3,917
TNT Express NV	297,979	3,682
SBM Offshore NV	171,786	3,515
Corio NV	60,758	3,206
Delta Lloyd NV	116,635	2,051
Koninklijke Boskalis Westminster NV	42,639	1,601
		248,662

New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	2,086,835	4,150
Fletcher Building Ltd.	588,954	3,255
SKYCITY Entertainment Group Ltd.	878,375	2,833
Auckland International Airport Ltd.	623,512	1,256
Contact Energy Ltd.	224,755	872
		12,366
Norway (1.0%)
Statoil ASA	1,088,261	29,538
Telenor ASA	726,377	13,484
Seadrill Ltd.	330,727	12,419
DNB ASA	883,887	11,372
Yara International ASA	193,513	9,224
* Subsea 7 SA	272,993	7,230
Orkla ASA	816,688	6,465
Norsk Hydro ASA	1,005,797	5,487
Aker Solutions ASA	164,572	2,787
* Gjensidige Forsikring ASA	135,204	1,597
		99,603
Portugal (0.2%)
EDP - Energias de Portugal SA	2,135,280	6,211
* Jeronimo Martins SGPS SA	186,707	3,803
Portugal Telecom SGPS SA	662,379	3,599
Galp Energia SGPS SA Class B	192,343	3,165
* EDP Renovaveis SA	310,098	1,541
Banco Espirito Santo SA	679,099	1,242
Cimpor Cimentos de Portugal SGPS SA	132,135	881
		20,442
Singapore (1.8%)
DBS Group Holdings Ltd.	1,793,123	20,261
Singapore Telecommunications Ltd.	7,922,290	19,888
Oversea-Chinese Banking Corp. Ltd.	2,659,300	18,877
United Overseas Bank Ltd.	1,200,504	17,532
Keppel Corp. Ltd.	1,291,904	11,291
* Genting Singapore plc	5,806,000	7,878
Wilmar International Ltd.	1,720,000	6,735
CapitaLand Ltd.	2,599,000	6,457
Fraser and Neave Ltd.	1,125,650	6,004
Singapore Exchange Ltd.	1,076,000	5,951
Singapore Airlines Ltd.	639,572	5,485
Singapore Press Holdings Ltd.	1,734,250	5,406
Noble Group Ltd.	4,144,718	4,554
City Developments Ltd.	477,000	4,307
Golden Agri-Resources Ltd.	6,684,831	4,177
* Global Logistic Properties Ltd.	2,099,000	3,679
Olam International Ltd.	1,893,800	3,559
Jardine Cycle & Carriage Ltd.	92,037	3,541
SembCorp Industries Ltd.	840,660	3,529
Hutchison Port Holdings Trust	4,566,251	3,493
Singapore Technologies Engineering Ltd.	1,328,906	3,437
SembCorp Marine Ltd.	718,600	3,011
ComfortDelGro Corp. Ltd.	2,056,304	2,552
Keppel Land Ltd.	786,000	2,175
Cosco Corp. Singapore Ltd.	2,288,000	2,127
UOL Group Ltd.	496,750	1,874
Yangzijiang Shipbuilding Holdings Ltd.	1,568,000	1,660

StarHub Ltd.	413,000	1,018
Neptune Orient Lines Ltd./Singapore	561,250	633
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	236,188	39
		181,130
Spain (2.9%)
Telefonica SA	3,951,430	64,829
Banco Santander SA	8,173,002	62,851
Banco Bilbao Vizcaya Argentaria SA	4,425,392	35,275
Iberdrola SA	3,672,115	20,853
Inditex SA	201,871	19,319
Repsol YPF SA	762,251	19,162
Abertis Infraestructuras SA	381,797	6,504
Gas Natural SDG SA	354,656	5,669
Amadeus IT Holding SA	271,349	5,126
Banco de Sabadell SA	1,852,687	5,049
Red Electrica Corp. SA	100,032	4,896
Ferrovial SA	395,264	4,539
ACS Actividades de Construccion y Servicios SA	148,661	3,803
Banco Popular Espanol SA	1,031,185	3,703
CaixaBank	829,088	3,230
* International Consolidated Airlines Group SA	1,075,688	3,097
Enagas SA	155,300	2,990
* Distribuidora Internacional de Alimentacion SA	583,363	2,891
* Bankia SA	731,171	2,649
* Grifols SA	122,234	2,609
Mapfre SA	785,643	2,531
Acciona SA	31,118	2,169
Acerinox SA	129,889	1,672
Indra Sistemas SA	133,581	1,638
Bankinter SA	273,884	1,438
Fomento de Construcciones y Contratas SA	63,721	1,423
Zardoya Otis SA	84,029	1,088
		291,003
Sweden (3.2%)
Hennes & Mauritz AB Class B	994,521	35,951
Telefonaktiebolaget LM Ericsson Class B	2,933,375	30,353
Nordea Bank AB	2,650,562	24,103
Volvo AB Class B	1,382,089	20,133
Atlas Copco AB Class A	669,293	16,193
Svenska Handelsbanken AB Class A	506,737	16,155
TeliaSonera AB	2,225,736	15,528
Sandvik AB	985,334	14,218
Swedbank AB Class A	766,613	11,917
SKF AB	413,861	10,102
Svenska Cellulosa AB Class B	560,470	9,713
Millicom International Cellular SA	82,966	9,408
Assa Abloy AB Class B	286,269	8,968
Skandinaviska Enskilda Banken AB Class A	1,261,036	8,961
Atlas Copco AB Class B	404,749	8,725
Swedish Match AB	188,720	7,510
Alfa Laval AB	354,641	7,297
Getinge AB	230,023	6,549
Tele2 AB	316,486	6,464
Electrolux AB Class B	303,157	6,407
Skanska AB Class B	356,439	6,174
Scania AB Class B	293,499	6,105

Investment AB Kinnevik	247,060	5,748
Hexagon AB Class B	293,873	5,707
* Lundin Petroleum AB	190,829	4,093
Boliden AB	236,357	3,718
Ratos AB	241,456	3,353
Securitas AB Class B	344,062	3,317
Modern Times Group AB Class B	50,132	2,762
Holmen AB	81,211	2,231
Husqvarna AB	343,320	2,072
SSAB AB Class A	211,996	2,006
		321,941
Switzerland (8.6%)
Nestle SA	3,172,491	199,602
Novartis AG	2,249,311	124,517
Roche Holding AG	677,580	117,919
* UBS AG	3,517,549	49,298
ABB Ltd.	2,122,690	43,442
Zurich Insurance Group AG	141,743	38,097
Cie Financiere Richemont SA	504,082	31,596
Syngenta AG	91,619	31,570
Credit Suisse Group AG	1,105,492	31,508
* Swiss Re AG	341,042	21,779
Transocean Ltd.	330,124	18,032
Holcim Ltd.	240,497	15,654
Swatch Group AG (Bearer)	30,882	14,197
1 Synthes Inc.	62,984	10,926
SGS SA	5,029	9,780
Swisscom AG	23,275	9,412
Julius Baer Group Ltd.	201,370	8,131
Geberit AG	37,952	7,930
Givaudan SA	8,213	7,915
Kuehne & Nagel International AG	51,338	6,945
Adecco SA	122,795	6,432
Sonova Holding AG	51,161	5,684
Schindler Holding AG	43,853	5,275
Aryzta AG	93,003	4,594
Sika AG	2,036	4,404
Actelion Ltd.	116,833	4,271
Swiss Life Holding AG	34,409	4,095
Swatch Group AG (Registered)	48,585	3,898
Lindt & Spruengli AG	98	3,648
Baloise Holding AG	42,532	3,425
GAM Holding AG	209,668	3,054
Lonza Group AG	56,312	2,910
Sulzer AG	19,954	2,836
Partners Group Holding AG	13,820	2,696
Lindt & Spruengli AG	784	2,519
Schindler Holding AG (Registered)	19,011	2,273
* Straumann Holding AG	11,160	1,899
Barry Callebaut AG	1,339	1,342
		863,505
United Kingdom (22.5%)
HSBC Holdings plc	17,044,989	151,399
BP plc	18,240,739	135,845
Vodafone Group plc	48,259,001	133,116
Royal Dutch Shell plc Class A	3,439,372	120,297

GlaxoSmithKline plc	4,866,532	108,796
British American Tobacco plc	1,899,575	95,691
Royal Dutch Shell plc Class B	2,573,746	90,641
BG Group plc	3,270,100	75,823
Rio Tinto plc	1,338,793	74,206
BHP Billiton plc	1,986,877	60,893
Diageo plc	2,416,381	58,177
Standard Chartered plc	2,280,562	56,950
AstraZeneca plc	1,257,354	55,888
Anglo American plc	1,226,003	45,955
Barclays plc	11,160,273	42,057
Unilever plc	1,228,708	40,538
Imperial Tobacco Group plc	982,620	39,861
TESCO plc	7,548,499	39,842
SABMiller plc	915,739	36,774
National Grid plc	3,400,340	34,272
Reckitt Benckiser Group plc	602,534	34,090
Xstrata plc	1,969,247	33,737
Prudential plc	2,454,566	29,412
BT Group plc	7,607,448	27,558
Centrica plc	4,854,400	24,576
Rolls-Royce Holdings plc	1,838,144	23,880
* Lloyds Banking Group plc	39,655,409	21,340
Tullow Oil plc	867,957	21,214
SSE plc	925,485	19,681
Shire plc	554,364	17,738
Compass Group plc	1,649,450	17,292
WPP plc	1,257,544	17,195
BAE Systems plc	3,340,075	16,031
Pearson plc	807,764	15,056
Experian plc	964,072	15,038
Aviva plc	2,730,098	14,491
Old Mutual plc	5,351,814	13,587
British Sky Broadcasting Group plc	1,116,271	12,076
Legal & General Group plc	5,698,652	11,919
ARM Holdings plc	1,222,128	11,530
Kingfisher plc	2,345,939	11,510
Wolseley plc	289,594	11,065
Reed Elsevier plc	1,231,057	10,912
Burberry Group plc	448,503	10,753
International Power plc	1,564,996	10,138
Marks & Spencer Group plc	1,600,104	9,697
Aggreko plc	267,632	9,637
Smith & Nephew plc	906,204	9,183
WM Morrison Supermarkets plc	1,861,373	8,873
Standard Life plc	2,399,352	8,818
Land Securities Group plc	751,646	8,688
Next plc	178,840	8,527
* Royal Bank of Scotland Group plc	18,261,823	8,071
Johnson Matthey plc	207,544	7,828
Glencore International plc	1,246,203	7,779
Petrofac Ltd.	272,717	7,600
Capita plc	618,121	7,250
Randgold Resources Ltd.	82,710	7,224
Associated British Foods plc	360,943	7,048
Antofagasta plc	378,908	7,002
British Land Co. plc	883,187	6,779

United Utilities Group plc	693,342	6,672
Smiths Group plc	393,100	6,617
Sage Group plc	1,341,861	6,424
J Sainsbury plc	1,274,437	6,342
Resolution Ltd.	1,509,330	6,306
Rexam plc	919,622	6,298
Severn Trent plc	251,098	6,202
AMEC plc	348,824	6,189
Intertek Group plc	151,099	6,071
Carnival plc	186,149	5,949
Bunzl plc	338,763	5,448
Weir Group plc	188,865	5,328
G4S plc	1,212,322	5,282
ITV plc	3,734,303	5,282
InterContinental Hotels Group plc	221,871	5,155
Tate & Lyle plc	440,212	4,965
Fresnillo plc	190,492	4,885
GKN plc	1,468,060	4,843
Hammerson plc	714,176	4,750
RSA Insurance Group plc	2,827,691	4,732
Whitbread plc	151,778	4,475
Man Group plc	2,005,313	4,331
Admiral Group plc	225,521	4,286
Meggitt plc	621,116	4,016
Babcock International Group plc	313,139	3,994
ICAP plc	608,758	3,826
Serco Group plc	437,288	3,798
Cobham plc	966,823	3,546
Capital Shopping Centres Group plc	649,203	3,442
Investec plc	538,133	3,293
Schroders plc (Voting Shares)	127,594	3,225
Segro plc	838,577	3,151
Invensys plc	945,178	3,011
Eurasian Natural Resources Corp. plc	300,632	2,856
Lonmin plc	169,695	2,779
Inmarsat plc	352,178	2,596
London Stock Exchange Group plc	156,529	2,591
Balfour Beatty plc	544,757	2,484
Kazakhmys plc	169,515	2,468
Royal Dutch Shell plc Class A	67,103	2,351
Vedanta Resources plc	115,499	2,273
TUI Travel plc	475,736	1,493
* Essar Energy plc	419,454	1,043
		2,263,912
Total Common Stocks (Cost $10,199,979)		10,074,184
Total Investments (99.9%) (Cost $10,199,979)		10,074,184
Other Assets and Liabilities-Net (0.1%)		6,398
Net Assets (100%)		10,080,582

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate value of these securities was $45,033,000, representing 0.4% of net assets.
ADR—American Depositary Receipt.

Tax-Managed International Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,628	10,068,556	—

D. At March 31, 2012, the cost of investment securities for tax purposes was $10,199,979,000. Net unrealized depreciation of investment securities for tax purposes was $125,795,000, consisting of unrealized gains of $1,010,819,000 on securities that had risen in value since their purchase and $1,136,614,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 22, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.